PROSPECTUS
ENCLOSED

money market funds

offered by The Reserve

Primary Fund
U.S. Government Fund
U.S. Treasury Fund
of the Reserve Fund

Interstate Tax-Exempt Fund
California Municipal Money-Market Fund
(formerly California Tax-Exempt Fund)
Connecticut Municipal Money-Market Fund
(formerly Connecticut Tax-Exempt Fund)
Florida Municipal Money-Market Fund
(formerly Florida Tax-Exempt Fund)
Massachusetts Municipal Money-Market Fund
(formerly Massachusetts Tax-Exempt Fund)
Michigan Municipal Money-Market Fund
(formerly Michigan Tax-Exempt Fund)
New Jersey Municipal Money-Market Fund
(formerly New Jersey Tax-Exempt Fund)
Ohio Municipal Money-Market Fund
(formerly Ohio Tax-Exempt Fund)
Pennsylvania Municipal Money-Market Fund
(formerly Pennsylvania Tax-Exempt Fund)
Virginia Municipal Money-Market Fund
(formerly Virginia Tax-Exempt Fund)
of Reserve Municipal Money-Market Trust II
(formerly Reserve Tax-Exempt Trust)

New York Municipal Money-Market Fund
(formerly Reserve New York Tax-Exempt Fund)
of Reserve New York Municipal Money-Market Trust
(formerly Reserve New York Tax-Exempt Trust)

Louisiana Municipal Money-Market Fund
Minnesota Municipal Money-Market Fund
of Reserve Municipal Money-Market Trust

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money market funds

offered by The Reserve

Primary Fund
U.S. Government Fund
U.S. Treasury Fund
of the Reserve Fund

Interstate Tax-Exempt Fund
California Municipal Money-Market Fund
(formerly California Tax-Exempt Fund)
Connecticut Municipal Money-Market Fund
(formerly Connecticut Tax-Exempt Fund)
Florida Municipal Money-Market Fund
(formerly Florida Tax-Exempt Fund)
Massachusetts Municipal Money-Market Fund
(formerly Massachusetts Tax-Exempt Fund)
Michigan Municipal Money-Market Fund
(formerly Michigan Tax-Exempt Fund)
New Jersey Municipal Money-Market Fund
(formerly New Jersey Tax-Exempt Fund)
Ohio Municipal Money-Market Fund
(formerly Ohio Tax-Exempt Fund)
Pennsylvania Municipal Money-Market Fund
(formerly Pennsylvania Tax-Exempt Fund)
Virginia Municipal Money-Market Fund
(formerly Virginia Tax-Exempt Fund)
of Reserve Municipal Money-Market Trust II
(formerly Reserve Tax-Exempt Trust)

New York Municipal Money-Market Fund
(formerly Reserve New York Tax-Exempt Fund)
of Reserve New York Municipal Money-Market Trust
(formerly Reserve New York Tax-Exempt Trust)

Louisiana Municipal Money-Market Fund
Minnesota Municipal Money-Market Fund
of Reserve Municipal Money-Market Trust

Prospectus
September 28, 2007,
as revised December 3, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

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table of contents

about the funds

Investment Objectives	2

Principal Investment Strategies	2

Principal Risks	8

Performance	12

Fees & Expenses	19

Fund Management	23

your account

How to Buy Shares	25

How to Sell Shares	29

Frequent Purchases and Redemptions	31

shareholder services	32

dividends & taxes	35

financial highlights	38

questions?

Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve.

The Reserve
1250 Broadway
New York, NY 10001-3701
800-637-1700 (telephone)
212-401-5930 (facsimile)
customerservice@TheR.com
or visit our website at www.TheR.com

It Pays to Keep Money in Reserve®

about the funds

Investment Objectives

The investment objective of the Primary Fund, U.S. Government Fund and U.S. Treasury Fund (together the "Taxable Funds") is to seek as high a level of current income as is consistent with the preservation of capital and liquidity.

The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes, including the federal alternative minimum tax, as is consistent with preservation of capital and liquidity.

The investment objective of the California Municipal Money-Market Fund (formerly California Tax-Exempt Fund), Connecticut Municipal Money-Market Fund (formerly Connecticut Tax-Exempt Fund), Florida Municipal Money-Market Fund (formerly Florida Tax-Exempt Fund), Massachusetts Municipal Money-Market Fund (formerly Massachusetts Tax-Exempt Fund), Michigan Municipal Money-Market Fund (formerly Michigan Tax-Exempt Fund), New Jersey Municipal Money-Market Fund (formerly New Jersey Tax-Exempt Fund), Ohio Municipal Money-Market Fund (formerly Ohio Tax-Exempt Fund), Pennsylvania Municipal Money-Market Fund (formerly Pennsylvania Tax-Exempt Fund) and Virginia Municipal Money-Market Fund (formerly Virginia Tax-Exempt Fund), each a series of Reserve Municipal Money Market Trust II (formerly Reserve Tax-Exempt Trust) and collectively referred to as the "Municipal Money Market Trust II Funds," and New York Municipal Money-Market Fund (formerly New York Tax-Exempt Fund), a series of New York Municipal Money-Market Trust (formerly New York Tax-Exempt Trust) is to seek as high a level of short-term interest income exempt from federal income taxes (excluding the federal alternative minimum tax), and from respective state and local income, intangible and/or property taxes, if any, as is consistent with preservation of capital and liquidity.

The investment objective of the Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund, each a series of the Municipal Money-Market Trust, collectively referred to as the "Municipal Money-Market Trust Funds," is to seek as high a level of short-term interest income exempt from federal income tax (excluding the federal alternative minimum tax) and the respective state and local income and/or property taxes, if any, as is consistent with preservation of capital and liquidity.

The Municipal Money Market Trust Funds, the Municipal Money-Market Trust II Funds and Reserve New York Municipal Money-Market Fund are each referred to as a "State Fund" and together with Interstate Tax-Exempt Fund are referred to as the "Municipal Funds." The Municipal Funds, together with the Taxable Funds are referred to as the "Funds."

Principal Investment Strategies

The Funds are money market funds, designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, evaluating the credit of issuers,

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investing in round lots, and safeguarding the receipt and delivery of securities. Each Fund invests only in short-term securities and seeks to maintain a stable $1.00 share price.

t  Short-term securities – securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, and 397 days (13 months) for other securities.

The investment adviser to the Funds monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are invested in a mix of U.S. dollar-denominated money market securities that are intended to provide as high a yield as possible without violating each Fund's credit quality and maturity policies or jeopardizing the stability of its share price. The average maturity of each Fund's securities portfolio will not be more than 90 days.

t  Money-market securities – short-term securities that conform to the duration and credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Primary Fund. The Primary Fund seeks to attain its objective by investing in U.S. government securities, corporate debt obligations, asset-backed securities, obligations of domestic and foreign banks (including deposit-type obligations), instruments of comparable quality as determined by the Board of Trustees and instruments fully collateralized by such obligations.

t  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

The Primary Fund will principally invest in debt and deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and securities backed by letters of credit, of U.S. banking institutions that are members of the Federal Deposit Insurance Corporation (FDIC), other U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks (Eurodollar obligations and Yankeedollar obligations) located in major industrialized nations in Western Europe, and other countries such as Australia and Canada, which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies; commercial paper; and asset-backed securities. The Primary Fund may invest more than 25% of its assets in bank obligations.

t  Eurodollar obligations – dollar-denominated debt obligations issued by foreign branches or subsidiaries of U.S. banks and by foreign banks.

t  Yankeedollar obligations – dollar-denominated debt obligations issued by U.S. branches or subsidiaries of foreign banks.

The Primary Fund may also invest in municipal obligations. Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations

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and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.

U.S. Government Fund. The U.S. Government Fund seeks to attain its objective by investing exclusively in U.S. government securities and repurchase agreements supported by such investments.

t  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

t  Repurchase agreements (REPOs) – Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

U.S. Treasury Fund. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S. government which provide interest income exempt from state and local personal income taxes in most states. Typically, the Fund's assets will be invested in U.S. Treasury securities.

t  Full faith and credit – The strongest credit backing offered by the U.S. government and the highest degree of safety with respect to the payment of principal and interest.

Credit Quality. The Taxable Funds may invest in securities rated in one of the two highest short-term ratings, generally by two of the nationally recognized statistical rating organizations. Securities that are not rated may also be purchased by the Primary Fund, provided the investment adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

Maturity. The average maturity of each Taxable Fund's securities portfolio will not be more than 90 days. In addition, the Taxable Funds will not purchase securities with maturities of more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, or 397 days (13 months) for other securities. The Primary Fund may at times purchase municipal floating rate and variable rate demand obligations, normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. Each Taxable Funds will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

Each Municipal Fund may invest in U.S. government securities backed by the full faith and credit of the U.S. government.

about the funds

t  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

t  Full faith and credit – The strongest credit backing offered by the U.S. government and the highest degree of safety with respect to the payment of principal and interest.

Interstate Tax-Exempt Fund. The Interstate Tax-Exempt Fund seeks to attain its objective by investing at least 80% of the Fund's net assets, plus amounts of any borrowings for investment purposes, in high-quality municipal obligations issued by states, counties, or other governmental entities that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (and does not subject investors to the federal alternative minimum tax). Interest received on certain otherwise tax-exempt securities issued by or on behalf of public authorities to finance various facilities operated for private profit, known as private activity bonds, may be classified as "tax-preference items," which could subject certain shareholders to the federal alternative minimum tax.

t  Municipal obligations – Debt obligations issued to obtain funds for various governmental and public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities.

t  Private activity bonds – Private activity bonds and notes, which are considered a category of municipal obligations, are a specific type of revenue bond or note backed by the credit of a private issuer.

Municipal Money-Market Trust Funds, Municipal Money-Market Trust II Funds and the New York Municipal Money-Market Fund. Each Municipal Money-Market Fund, each Municipal Money-Market Trust II Fund and the New York Municipal Money-Market Fund seeks to attain its objective by investing at least 80% of the value of the net assets, plus amounts of any borrowings for investment purposes, in municipal obligations that pay interest that is, in the opinion of bond counsel to the issuer, is generally excludable from gross income for federal income tax purposes (excluding the federal alternative minimum tax) and from state and, if applicable, city income, intangible and/or personal property taxes, for the specified State. Each Municipal Money-Market Fund's, Municipal Money-Market Trust II Fund's and New York Municipal Money-Market Fund's principal investment strategies also include investing, without limitation, in tax-exempt municipal securities which could subject certain shareholders to the federal alternative minimum tax.

Municipal Obligations. Municipal obligations include general obligation bonds, revenue bonds, private activity bonds (or industrial development bonds under pre-1986 law) and moral obligation bonds. Certain types of private activity bonds that are issued by or on behalf of public authorities to finance various facilities operated for private profit municipal obligations and may bear fixed, variable or floating rates of interest.

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t  General obligation bonds – Obligations backed by the taxing power of the issuer.

t  Revenue bonds – Obligations backed by revenue from a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power.

t  Industrial development bonds – An industrial development bond or note is a specific type of revenue bond or note backed by the credit of a private issuer.

t  Moral obligation bonds – Obligations issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of a state or municipality.

General obligation bonds, revenue bonds, private activity bonds, industrial development bonds and moral obligation bonds must all meet the same credit quality standards, as described below.

Credit Quality. The Municipal Funds may purchase tax-exempt securities, which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") or the equivalent. Obligations that are not rated may also be purchased, provided that the adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

Maturity. The Municipal Funds may purchase floating and variable rate demand obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Municipal Funds will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such obligations requires more than seven (7) days' notice.

In addition to the investments noted above, each of the Interstate Tax-Exempt Fund, California Municipal Money-Market Fund and New York Municipal Money-Market Fund may invest in the following:

Tax-exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Funds will only invest in commercial paper rated at the time of

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purchase not less than Prime-1 by Moody's, A-1 by S&P or F-1 by Fitch's Investor Service.

Tender Option Bonds. A tender option is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, the Funds may buy tender option bonds if the agreement gives the Funds the right to tender the bond to its sponsor no less frequently than once every 397 days. The adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying obligation, any custodian, and the third party provider of the tender option. For certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

In addition to the other instruments described above, each Fund may keep up to 20% of its assets in cash on deposit at its custodian bank when it is considered in the best interests of the funds' shareholders. The bank will reduce its custody fee by a rate payable on the cash balance and the adviser will waive its comprehensive management fee in the same amount. This strategy will be used when, in the adviser's view, it will result in a higher yield than if the Fund had invested the cash in municipal securities.

Repurchase Agreements. Each of the Funds may invest in repurchase agreements but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repurchase agreements to 5% of its total net assets, except for temporary or emergency purposes, and to those whose underlying obligations are backed by the full faith and credit of the United States. Securities subject to repurchase agreements will be segregated and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

t  Repurchase agreements – Under a repurchase agreement, the seller agrees to repurchase a security from the buyer at a mutually agreed upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

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Disclosure of Portfolio Holdings. A description of each Fund's policies and procedures with respect to the disclosure of portfolio holdings is available in the Statement of Additional Information.

Principal Risks

The Funds are money market mutual funds that seek to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Each Fund has maintained a constant share price since inception, and will strive to continue to do so. The value of each Fund's net assets may change based on changes in market, economic, political and financial developments. The following factors could reduce the income or capital gains received on a Fund's portfolio and therefore the Fund's yield:

•  Interest Rate Risk. Most of the Funds' performance depends on interest rates, and when interest rates fall, the Funds' yields will typically fall as well. When interest rates go up, the value of an investment in debt securities generally goes down. When interest rates are rising, the value of long-term debt securities generally goes down more than the value of the short term securities in which the Funds invest. In addition, as investments mature, the proceeds may be reinvested at rates that are lower than levels previously earned.

•  Credit Quality Risk. Overall, a decline in the credit quality of an issuer, or of the provider of a credit support or maturity-shortening structure for a security, can cause the value of a money-market security to decrease.

•  Returns. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.

•  Banking Industry Risks. The Primary Fund is also subject to the risk associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.

•  Suitability. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Funds are not intended to be a balanced investment program. They are intended to provide professional management for your cash and a convenient way to gain interest income as part of a diversified portfolio. A state specific fund is generally not suitable for residents of another state.

The Taxable Funds are also subject to the risks associated with the types of securities held:

•  Asset-Backed Securities. Asset-backed securities that are subject to prepayment may lose more value due to changes in interest rates than will other debt securities, especially during periods when those rates are declining.

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•  Repurchase Agreement Risk. Repurchase agreements involve the risk that the other party may default on its obligations, which may cause delays, losses and restrictions on a Fund's ability to dispose of the underlying securities.

•  Foreign Securities. Eurodollar and Yankeedollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, higher transaction costs, seizure of foreign deposits, currency controls or other governmental restrictions that might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.

The Primary Fund is also subject to the risks associated with:

•  Municipal Securities. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders.

The Primary Fund and the U.S. Government Fund are also subject the risks associated with:

•  Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of the securities may be lower than the price at which the Fund has agreed to repurchase them, or that the other party may fail to return the securities at the agreed time. If the Fund is not able to recover the securities and the value of the collateral held by the Fund is less than the value of the securities, the Fund may experience a loss.

The Municipal Funds are also subject to the risks associated with:

•  Guaranteed Securities Risks. The investments secured by letters of credit or bank guarantees are also subject to the risks associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.

•  Taxability Risk. The Municipal Funds intend to minimize the payment of taxable income to shareholders by investing in municipal obligations and other tax-exempt securities in reliance on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Such securities, however, may be determined to pay, or to have paid, taxable income subsequent to a Municipal Fund's acquisition of the securities. In that event, the Internal Revenue Service may demand that the Municipal Fund pay taxes on the affected interest income, and, if the Municipal Fund agrees to do so, the Municipal Fund's yield could be adversely affected. If a security acquired based on reliance on such an opinion of counsel is subsequently determined to pay interest that is includable in gross income for federal income tax purposes, the Municipal Fund will dispose of

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that security as soon as reasonably practicable. The dividends paid to shareholders with respect to such security may be taxable, however.

The Municipal Funds are also subject to the risks associated with the types of securities held:

•  Repurchase Agreements. In the event of a default of a repurchase agreement counterparty, a Municipal Fund may experience delays, losses or restrictions upon its ability to dispose of the underlying securities.

•  Municipal Securities. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.

State-Specific Risks. Each State Fund concentrates investments in municipal obligations of issuers located in the state for which it is named. The municipal obligation market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a single state. For example, unfavorable political or economic conditions and/or changes in municipal market related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Below are some of the risks particular to each State Fund offered in this Prospectus:

California Municipal Money-Market Fund: There are special risks inherent in the Fund's investments in California municipal obligations that result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the state. Although California's economy is generally diversified, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and it could be affected by an economic downturn in one of those industries, which could affect revenues underlying municipal obligations.

Connecticut Municipal Money-Market Fund: The credit quality of Connecticut's debt is generally dependent on property taxes, personal income tax and corporate income tax. Connecticut's economy is relatively diversified across service industries, retail and wholesale trade and manufacturing. Any downturn in these economic sectors could adversely affect the state's economy and revenues underlying municipal obligations.

Florida Municipal Money-Market Fund: Florida revenues are closely related to the tourism business. Disruptions to this business due to, for example, adverse weather conditions could adversely affect the state's economy and revenues underlying municipal obligations.

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Massachusetts Municipal Money-Market Fund: Massachusetts's economy is relatively diversified across manufacturing, technology research and development, finance, trade, and tourism. Any downturn in these economic sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

Michigan Municipal Money-Market Fund: Michigan's financial condition continues to rely heavily on the cyclical auto industry. This affects revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income taxes and Michigan single business taxes. A negative impact on the U.S. auto industry could adversely affect the financial condition of the state and revenues underlying municipal obligations.

New Jersey Municipal Money-Market Fund: New Jersey's tax revenues rely heavily on the service and housing industry. In addition, the state has had difficulty balancing its budget. A downturn in the service and housing sectors as well as the state's inability to address budgetary issues in a satisfactory manner could adversely affect the financial condition of the state and revenues underlying municipal obligations.

New York Municipal Money-Market Fund: There are the special risks inherent in investing in New York municipal obligations that result from New York City being the nation's financial capital. The New York economy tends to be more sensitive to monetary policy actions and movements in the national and world economies than economies of other states. The financial health of New York City affects that of the state in general. Adverse economic conditions affecting New York City may also adversely affect the financial condition of the state and revenues underlying municipal obligations.

Ohio Municipal Money-Market Fund: Ohio's economy is closely tied to the nation's cyclical manufacturing sector. A downturn in the state's manufacturing sector could adversely affect the financial condition of the state and the revenues underlying municipal obligations.

Pennsylvania Municipal Money-Market Fund: Diverse social, environmental and economic factors affect the financial condition of Pennsylvania and its political subdivisions. The Pittsburgh and Philadelphia metropolitan areas, situated at opposite ends of the state, dominate the commercial and industrial life of their regions. Manufacturing and agricultural businesses are central to the state's revenues. A downturn in the state's manufacturing and agricultural sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

Virginia Municipal Money-Market Fund: Virginia's economy relies on federal government jobs (including defense), tourism, agriculture and technology. Any loss in federal government jobs (including those associated with military base closings) and a downturn in the tourism, agricultural and technology sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

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Louisiana Municipal Money-Market Fund: Investors should consider the special risks inherent in investing in Louisiana municipal obligations, which result from the complex nature of the state's economy and adverse weather conditions. Hurricane Katrina and Hurricane Rita have had a significant impact on the economy of Louisiana and more directly on the economy of New Orleans and its surrounding areas. In addition, Louisiana's economy is heavily dependent on the energy industry and tourism and any economic downturn, including those that are weather related, could adversely affect the financial condition of the state and revenues underlying municipal obligations.

Minnesota Municipal Money-Market Fund: Although Minnesota's economy is relatively diverse, its economy continues to rely significantly on agriculture and manufacturing. A downturn in these economic sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

Performance

The bar charts and tables below provide an indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year. The bar charts show each Fund's annual total returns for Class R shares for each of the last ten calendar years or for each completed calendar year since inception, as applicable. Past performance is not necessarily an indication of how a Fund will perform in the future. As of July 16, 2007, the Municipal Money-Market Trust II Funds were no longer limited to investing only 80% of their net assets in investments which were, in the opinion of counsel, not subject to the federal alternative minimum tax.

During the periods shown above, the highest quarterly return was 1.44% for the quarter ended September 30, 2000, and the lowest quarterly return was 0.02% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 4.50%.

Average Annual Total Returns as of December 31, 2006	One Year	Five Years (Annualized)	Ten Years or Since Inception (Annualized)
Primary Fund Class R	4.11%	1.57%	3.04%

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During the periods shown above, the highest quarterly return was 1.41% for the quarter ended September 30, 2000, and the lowest quarterly return was 0.02% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 4.45%.

Average Annual Total Returns as of December 31, 2006	One Year	Five Years (Annualized)	Ten Years or Since Inception (Annualized)
U.S. Government Fund Class R	4.08%	1.51%	2.91%

During the periods shown above, the highest quarterly return was 1.33% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.02% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 4.09%.

Average Annual Total Returns as of December 31, 2006	One Year	Five Years (Annualized)	Ten Years or Since Inception (Annualized)
U.S. Treasury Fund Class R	3.76%	1.37%	2.77%

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During the periods shown above, the highest quarterly return was 0.83% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.69%.

Average Annual Total Returns as of December 31, 2006	One Year	Five Years	Ten Years or Since Inception
Interstate Tax-Exempt Fund - Class R	2.41%	0.94%	1.74%

During the periods shown above, the highest quarterly return was 0.71% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.62%.

During the periods shown above, the highest quarterly return was 0.79% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.71%.

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During the periods shown above, the highest quarterly return was 0.84% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.72%.

During the periods shown above, the highest quarterly return was 0.81% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.72%.

During the periods shown above, the highest quarterly return was 0.86% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.75%.

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During the periods shown above, the highest quarterly return was 0.80% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.68%.

During the periods shown above, the highest quarterly return was 0.81% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.70%.

During the periods shown above, the highest quarterly return was 0.85% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.74%.

about the funds

During the periods shown above, the highest quarterly return was 0.87% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.75%.

During the periods shown above, the highest quarterly return was 0.65% for the quarter ended December 31, 2006, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.72%.

about the funds

Average Annual Total Returns as of December 31, 2006	One Year	Five Years	Ten Years or Since Inception
California Municipal Money-Market Fund*	2.55%	0.95%	1.59%
Connecticut Municipal Money-Market Fund	2.42%	0.94%	1.63%
Florida Municipal Money-Market Fund	2.44%	1.00%	1.73%
Massachusetts Municipal Money-Market Fund	2.42%	0.92%	0.92%
Michigan Municipal Money-Market Fund**	2.43%	0.91%	1.18%
New Jersey Municipal Money-Market Fund	2.38%	0.90%	1.63%
New York Municipal Money-Market Fund	2.40%	0.91%	1.66%
Ohio Municipal Money-Market Fund#	2.43%	0.91%	1.53%
Pennsylvania Municipal Money-Market Fund##	2.47%	0.95%	1.65%
Virginia Municipal Money-Market Fund†	2.44%	0.88%	1.24%

*  Class R inception date is July 2, 1999.

**  Class R inception date is December 14, 1998.

#  Class R inception date is April 1, 1998.

##  Class R inception date is September 12, 1997.

†  Class R inception date is March 3, 2000.

During the periods shown above, the highest quarterly return was 0.72% for the quarter ended December 31, 2005, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.73%.

about the funds

During the periods shown above, the highest quarterly return was 0.45% for the quarter ended December 31, 2005, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.74%.

Average Annual Total Returns as of December 31, 2006	One Year	Five Years	Since Inception
Louisiana Municipal Money-Market Fund*	2.53%	N/A	1.02%
Minnesota Municipal Money-Market Fund*	2.47%	N/A	0.99%

*  Class R inception date is April 17, 2002.

For the Funds' current yields, call toll-free 800-637-1700
or visit our website at www.TheR.com.

Fees & Expenses

Each Fund offers Class R shares, which are designed for individual investors. You may pay the fees and expenses, described in the table below, if you buy and hold the Class R shares of the Funds. The Funds are no-load funds, meaning that there are no sales charges (loads) or exchange fees associated with an investment in any Fund.

Primary Fund
U.S. Government Fund
U.S. Treasury Fund

Shareholder Fees*
(Fees paid directly from your investment)	Class R
Shareholder Transaction Fees**	None
Redemption Fees***	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee****	0.81%
Distribution and Service (12b-1 fee)	0.25%
Other Expenses††	None
Total Annual Fund Operating Expenses	1.06%

about the funds

Ohio Municipal Money-Market Fund and
Pennsylvania Municipal Money-Market Fund

Shareholder Fees*
(Fees paid directly from your investment)	Class R
Shareholder Transaction Fees**	None
Redemption Fees***	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee†	0.81%
Distribution and Services (12b-1) Fee	0.25%
Other Expenses††	0.02%
Total Annual Fund Operating Expenses†††	1.08%

Louisiana Municipal Money-Market Fund

Shareholder Fees*
(Fees paid directly from your investment)	Class R
Shareholder Transaction Fees**	None
Redemption Fees***	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee†	0.81%
Distribution and Services (12b-1) Fee	0.25%
Other Expenses††	0.03%
Total Annual Fund Operating Expenses†††	1.09%

California Municipal Money-Market Fund
New York Municipal Money-Market Fund

Shareholder Fees*
(Fees paid directly from your investment)	Class R
Shareholder Transaction Fees**	None
Redemption Fees***	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee†	0.81%
Distribution and Services (12b-1) Fee	0.25%
Other Expenses††	None
Total Annual Fund Operating Expenses†††	1.06%

about the funds

Interstate Tax-Exempt Fund
Connecticut Municipal Money-Market Fund
Florida Municipal Money-Market Fund
Massachusetts Municipal Money-Market Fund
Michigan Municipal Money-Market Fund
Minnesota Municipal Money-Market Fund
New Jersey Municipal Money-Market Fund
Virginia Municipal Money-Market Fund

Shareholder Fees*
(Fees paid directly from your investment)	Class R
Shareholder Transaction Fees**	None
Redemption Fees***	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee†	0.81%
Distribution and Services (12b-1) Fee	0.25%
Other Expenses††	0.01%
Total Annual Fund Operating Expenses†††	1.07%

*  The fees and expenses provided herein are based on the "Comprehensive Management Fee" and the Distribution Plan approved by shareholders on June 26, 2007, and effective as of July 16, 2007.

**  The Funds may charge the following fees to a limited number of shareholders depending on their particular circumstance or special services requested or provided: A monthly "Low Balance Fee" (currently $15) may be imposed on accounts (other than Individual Retirement Accounts (IRA)) with a monthly average account balance of less than $1,000 in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $2 may be charged on redemption checks for less than $100. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

***  Certain shareholders may also be subject to a fee for certain below-minimum redemptions by wire or check. See "How to Sell Shares."

****  The Taxable Funds pay a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses (see below). The advisory fee of 0.08% of the "Comprehensive Management Fee" is the same for all share classes.

†  Each Municipal Fund pays a "Comprehensive Management Fee" that includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses (see below). For the fiscal year ended May 31, 2007, the investment adviser reimbursed the Fund, with respect to Class R shares, for the following percentages of the respective Fund's average daily net assets: 0.05% for the Connecticut Municipal Money-Market Fund, 0.02% for the Michigan Municipal Money-Market Fund, 0.02% for the Pennsylvania Municipal Money-Market Fund, 0.04% for the Virginia Municipal Money-Market Fund, 0.03% for the Louisiana Municipal Money-Market Fund, 0.02% for the Florida Municipal Money-Market Fund and 0.26% for the Minnesota Municipal Money-Market Fund. After the waiver, the management fees were the following percentages of the about the funds

respective Fund's average daily net assets: 0.75% for the Connecticut Municipal Money-Market Fund, 0.79% for the Michigan Municipal Money-Market Fund, 0.78% for the Pennsylvania Municipal Money-Market Fund, 0.76% for the Virginia Municipal Money-Market Fund, 0.77% for the Louisiana Municipal Money-Market Fund, 0.79% for the Florida Municipal Money-Market Fund and 0.55% for the Minnesota Municipal Money-Market Fund. The advisory fee of 0.08% of the "Comprehensive Management Fee" for a Fund is the same with respect to all the classes of that Fund.

††  Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Trustees who are not "interested persons" of the Adviser as defined in the Investment Company Act of 1940 ("Independent Trustees"), including the fees of the independent counsel of the Independent Trustees. It is estimated that these fees and expenses will be less than 0.005% for each Fund.

†††  After the reimbursement, the Total Annual Fund Operating Expenses, with respect to Class R shares, were the following percentages of the respective Fund's average daily net assets: 1.01% for the Connecticut Municipal Money-Market Fund, 1.01% for the Florida Municipal Money-Market Fund, 1.01% for the Michigan Municipal Money-Market Fund, 1.00% for the Pennsylvania Municipal Money-Market Fund, 1.01% for the Virginia Municipal Money-Market Fund, 1.03% for the Louisiana Municipal Money-Market Fund and 1.01% for the Minnesota Municipal Money-Market Fund.

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Primary Fund

	One Year	Three Year	Five Year	Ten Year
Class R	$108.65	$338.87	$587.47	$1,299.24

U.S. Government Fund

	One Year	Three Year	Five Year	Ten Year
Class R	$108.65	$338.87	$587.47	$1,299.24

U.S. Treasury Fund

	One Year	Three Year	Five Year	Ten Year
Class R	$108.65	$338.87	$587.47	$1,299.24

about the funds

Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, Minnesota Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Virginia Municipal Money-Market Fund:

	One Year	Three Years	Five Years	Ten Years
Class R	$109.68	$342.03	$592.89	$1,310.88

Louisiana Municipal Money-Market Fund

	One Year	Three Years	Five Years	Ten Years
Class R	$111.73	$348.36	$603.72	$1,334.11

Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund:

	One Year	Three Years	Five Years	Ten Years
Class R	$110.70	$345.20	$598.31	$1,322.50

Interstate Tax-Exempt Fund

	One Year	Three Years	Five Years	Ten Years
Class R	$109.68	$342.03	$592.89	$1,310.88

California Municipal Money-Market Fund, New York Municipal Money-Market Fund:

	One Year	Three Years	Five Years	Ten Years
Class R	$108.65	$338.87	$587.47	$1,299.24

Fund Management

The Investment Adviser. The investment adviser for the Funds is Reserve Management Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001-3701. RMCI has provided investment advice to investment companies within the Reserve family of funds since November 15, 1971. As of August 31, 2007, RMCI had over $47 billion in assets under management. RMCI manages each Fund, subject to policies adopted by the Trustees of the Trust, under the terms of an Investment Management Agreement with the Trust, on behalf of each Fund. The Investment Management Agreement provides that RMCI will furnish continuous investment advisory and other management and administrative services to each Fund. For its services, each Fund pays RMCI a comprehensive management fee at an annual rate, based on the average daily net assets. The comprehensive management fee is 0.81% annually of the average daily net assets for Class R shares.

A discussion regarding the basis for the approval by the Board of Trustees of the Investment Management Agreement will be available in each Fund's Semi-Annual Report to Shareholders for the period ending November 30, 2007.

about the funds

The Distributor. The Funds' distributor, Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001, is an affiliate of RMCI. Each Trust, on behalf of the Funds, has adopted a Rule 12b-1 Distribution Plan (the "Plan"), in respect to Class R of the Funds, which allows each Fund to pay fees for the sale and distribution of its shares. The distribution fee is 0.25% per year of each class's average net assets. Since this fee is paid out of the class's assets on an on-going basis, over time this fee will increase the cost of your investment in that class and may cost you more than paying other types of sales charges.

your account

How to Buy Shares

Share Classes. Presently, the Funds offer Class R shares, which are designed for individual investors. Please call The Reserve at 800-637-1700 to find out if a Fund is eligible for sale in your state or jurisdiction.

Account Ownership. You will also need to specify whether you wish to open a corporate account, a joint account or an individual account. When an account is registered jointly in the names of two people, either person is entitled to redeem any or all of the shares in the account. The Account Application provides that each party to a joint account will indemnify the Fund for actions taken on the instructions of the other party. The Funds will not be responsible for actions taken by either party with respect to this type of account.

How Fund Shares Are Priced. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is the Fund's net asset value (NAV) per share for that class of shares, reduced for any applicable redemption fee. The net asset value per share is calculated by taking the total value of assets of each share class, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding. Each Fund uses the amortized cost method of valuing its securities, which is a standard calculation that does not take into account unrealized gains or losses.

Calculation of Net Asset Value. Each Fund's NAV is calculated as of its cut-off time for accepting purchase orders and redemption requests (the "cut-off time"). The cut-off times are 8:30 a.m., 9:00 a.m., thereafter hourly up to and including 5:00 p.m. Eastern Time for the Primary Fund and U.S. Government Fund and 8:30 a.m., 9:00 a.m., thereafter hourly up to and including 2:00 p.m. Eastern Time for the U.S. Treasury Fund. The cut-off times for the State Funds are 8:30 a.m., 9:00 a.m., thereafter hourly up to and including 12:00 p.m. Eastern Time. The cut-off times for the Interstate Tax-Exempt Fund are 8:30 a.m., 9:00 a.m., and thereafter hourly up to and including 2:00 p.m. Eastern Time for purchases and 8:30 a.m., 9:00 a.m., and thereafter hourly up to and including 12:00 Eastern Time for redemptions. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day when banks are closed. However, the NAV may be calculated and purchase and redemption orders accepted on any such day if RMCI determines it is in the shareholders' interests to do so. No purchase of shares will be modified or cancelled after the cut-off time set for calculating the Funds' NAV. The NAV for each class of a Fund's shares is computed by dividing the value of the net assets of the class by the number of outstanding shares of such class. The valuation of a Fund's portfolio securities is based upon their amortized cost and does not take into account unrealized gains or losses. This method values a security at its cost and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, regardless of the impact of fluctuating interest your account

rates on the market value of the security. While this method provides certainty in valuation, there may be some periods during which the value of a security determined by the amortized cost method would be higher or lower than the price the Fund would receive if it sold the security.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. RMCI will report to the Trustees any deviations of more than 0.25% from the Funds' NAV calculated using the amortized cost basis. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to new investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a NAV per share solely by using available market quotations. The Funds cannot guarantee that their respective net asset value will remain at $1.00 per share, although the NAV of each Fund has done so since inception.

Minimum Investments. There is no initial or subsequent investment minimum for Class R shares of a Fund. However, for an Individual Retirement Account, a minimum initial investment of $1,000 and a minimum subsequent investment of $250 applies. The investment minimums may be reduced or waived in certain circumstances and may be changed by a Fund at any time.

Payment for Shares. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit card convenience checks, "starter" checks, or post-dated checks will not be accepted. In addition, in order to protect the Funds from check fraud, checks payable to third parties will not be accepted. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for share purchases must be made by one of the two methods noted below:

•  By check – You may purchase shares with a check drawn on a U.S. bank, payable to The Reserve or payable to and endorsed by the account holder. You must include your account number on your check. A fee (currently $15) will be imposed if any check does not clear and, the investor will be liable for any loss the Fund incurs due to the returned check. Checks may be mailed or delivered to The Reserve, 1250 Broadway, New York, NY 10001-3701.

•  By Federal wire – Call The Reserve at 800-637-1700, between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day, visit www.TheR.com, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

Your order will be priced at the respective Fund's NAV calculated on the day of receipt if we, or an authorized financial intermediary who has a sales agreement with the Funds' distributor, receive your properly completed order before the cut-off time and your account

your payment by federal wire is received on the same day, and you will earn dividends beginning on that day. If you pay for shares by check, your order will be priced at the NAV calculated on the day we, or an authorized financial intermediary who has a sales agreement with the Funds' distributor, receive your properly completed order before the cut-off time. Share purchases by check begin earning dividends when the check is converted into federal funds (normally the business day after the check is received). Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

Purchasing Shares with Securities. Subject to the approval of the respective Trust, shares of a Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in the same manner as they would be valued for purposes of pricing the Fund's shares if such assets were included in the Fund's assets at the time of purchase. Each Trust reserves the right to amend or terminate this practice at any time.

Share Certificates. Share certificates are not issued by the Funds.

Joint Ownership. When an account is registered in the name of two people, either person is entitled to redeem shares in the account. The Trust assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Account Application provides that persons who register their account jointly indemnify and hold the Trust harmless for actions taken by either party.

Investments Through Third Parties. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with a Fund, may be subject to different policies and fees than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Under certain circumstances, the Fund may assist a third party in the collection of any such fees. You should consult a representative of the financial intermediary for more information.

Investments Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cut-off time in order be effected at the two funds' respective NAVs on that day. Exchange requests received after the cut-off time of either Fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone, if you completed the "Redemptions and Exchanges by Telephone" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any your account

telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

An exchange of shares of one fund for shares of another fund is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some intermediaries, and some intermediaries may impose additional or different conditions on exchanges by their clients. The exchange privilege may be modified or terminated at any time.

You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Funds may change or discontinue the exchange privilege at any time.

Reserve Automatic Asset-Builder Plan.SM You may make automatic purchases of Class R shares of a Fund by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account. Please call The Reserve at 800-637-1700 or visit our website at www.TheR.com for an application.

Right to Refuse Purchases and Exchanges. The Funds reserve the right to refuse any purchase or exchange request for any reason.

Anti-Money Laundering Requirements. Each Fund is subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism (USA PATRIOT ACT) Act of 2001 (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request such information from shareholders as will enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

your account

How to Sell Shares

You may redeem your shares on any day that the Funds' NAV is calculated. Shares will be redeemed at the next NAV determined after a redemption request, by telephone or in writing, is received by a Fund, or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of the Funds' NAV on any day will be redeemed at the NAV calculated on the next business day. Shares do not earn dividends on the day a redemption is processed, regardless of the time the order is received.

Redemption proceeds can be paid by check or wire transfer. When redeeming recently purchased shares, please be aware that if a Fund has not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Funds may suspend the redemption of shares for over seven days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

A service fee of $2 may be charged on redemption checks for less than $100. A wire redemption fee of $10 may be charged on wires of less than $10,000. Service fees may be waived under certain conditions.

The Funds assume no responsibility for delays in the receipt of wired or mailed payments. Each Fund's NAV is not calculated and redemption requests are not accepted on days the Federal Reserve is closed.

Telephone Requests. If you completed the "Redemptions and Exchanges by Telephone" information on your Account Application, you may redeem your shares by calling 800-637-1700. Telephone redemptions will be sent to the bank or brokerage account designated on your Account Application, if any. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Funds, send a written request with a medallion signature guarantee to the Funds. Telephone redemptions may also be sent to your home address provided that the Fund's records do not indicate that it has been changed within thirty (30) days of such redemption request. Each Fund reserves the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or a Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions which it reasonably believes to be genuine.

Written Requests. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s)and signature(s)of required account holders. A medallion signature guarantee will also be required for the types of redemptions listed below. If you are redeeming shares held in your account

your IRA, please call the Funds for information regarding the applicable withholding requirements.

Medallion Signature Guarantees. The following types of redemptions require written instructions and a medallion signature guarantee:

•  the redemption is for more than $10,000 and the redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

•  the account address has been changed within the past 30 days; or

•  the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Medallion signature guarantees are designed to protect both you and the Funds from fraud and reduce the risk of loss. A medallion signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker-dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide medallion signature guarantees. Joint account owners need only provide a medallion signature guarantee for one of the account's registered owners.

Redemptions Through Third Parties. If you purchased or hold Fund shares through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve the firm's own redemption minimums, services fees or other requirements, which may be different from those described here. Under certain circumstances, a Fund may assist a third party in the collection of any such fees.

Redemptions Through the Exchange Privilege. You may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cut-off time in order be effected at the two funds' respective NAVs on that day. Exchange requests received after the cut-off time of either fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone if you completed the "Redemptions and Exchanges by Telephone" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

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An exchange of the shares of one fund for the shares of another fund is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some financial intermediaries, and some financial intermediaries may impose additional or different conditions on exchanges by their clients. The exchange privilege may be modified or terminated at any time.

Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Funds may change or discontinue the exchange privilege at any time.

Redemptions in Kind. If the amount of a redemption request is large enough to affect a Fund's operations (for example, if the request is greater than $250,000 or 1% of the Fund's net asset value), the Fund reserves the right to make payment in liquid portfolio securities rather than in cash ("redemption in kind"), without notice. A shareholder may incur transaction expenses in converting the securities received into cash, as well as taxes on any capital gain from the sale as with any redemption.

Minimum Balance Requirement. Because of the expenses of maintaining shareholder accounts, if your account, other than an IRA, has an average monthly account balance of less than $1,000 and there has been no shareholder activity in the account for the past 12 months, the Funds may, after 30 days' notice, charge a monthly Low Balance Fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some financial intermediaries may establish different minimum balances and fee amounts.

Frequent Purchases and Redemptions

Each Fund is designed as an investment vehicle for short-term cash management and is intended to provide liquidity to shareholders. Purchases or sales of shares of the Funds, and exchanges between funds in the Reserve family of funds, should not be used to exploit short-term swings in the market. Frequent purchases and sales of Fund shares by investors may increase fund expenses and necessitate changes in portfolio management strategies. RMCI does not monitor or limit short-term trading activity in the Fund regardless of frequency. Accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the Fund reserves the right to and may reject or cancel a purchase or exchange order for any reason, including if, in RMCI's opinion, there appears to be a pattern of excessive trading by an investor in other funds in the Reserve family of funds. The Fund or an authorized financial intermediary, as the case may be, will provide notification of such a rejection or cancellation within one business day of the placement of the order. The Funds may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders, although it is the Funds' intention to do so. Any limitations on a shareholder's ability to exchange shares will not affect such shareholder's ability to redeem his or her shares.

shareholder services

Shareholder Services

The Funds offer a variety of account services to make it more convenient to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call us at 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our website at www.TheR.com. The following account services are available to investors who hold their shares directly through The Reserve. These services may not be available through financial intermediaries, who may offer different services. If you are purchasing or if you hold your Fund shares through a financial intermediary, please consult a representative of the intermediary regarding what account services are available.

Reserve Easy Access.SM Easy Access is The Reserve's 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions.

Reserve Online Access.SM You may access your account activity for the previous six months, current price information and other information through Online Access at www.TheR.com. You must call The Reserve at 800-637-1700 to activate Online Access.

Shareholder Communications. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Funds immediately. Failure to do so could result in the shareholder suffering a loss.

Additionally, shareholders receive an Annual Report, containing audited financial statements, and an unaudited Semi-Annual Report. Duplicate copies of shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report, will not be sent to related accounts at a common address, unless we receive instructions to the contrary from you. Shareholders who are clients of some financial intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. If you would like to receive additional copies of these materials, please contact the Funds or the financial intermediary through which you purchased your Fund shares.

Special Services. The Funds may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but not limited to, providing copies of shareholder checks and account statements from past periods, stop payment orders, and special research services.

Stop Payments. Each Fund will honor stop payment requests on unpaid shareholder checks provided that it is advised of the correct check number, payee, check amount and date. Stop payment requests received by a Fund by the cut-off time will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing.

shareholder services

Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

Reserve Automatic Asset-Builder Plan.SM The Asset Builder Plan enables you to make automatic share purchases by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account.

Reserve Automatic Transfer Plan.SM With the Automatic Transfer Plan, you may make free automatic transfers from your Fund account to the eligible checking, NOW or bank money market deposit account that you designate. You may choose to have dividends or distributions transferred to your designated account on a monthly basis or to have a specific dollar amount transferred to your designated account on a monthly, quarterly or annual basis. There is a $25 minimum amount for these transfers. You may also have amounts transferred to your designated account from telephone redemptions of $100 and over. To be eligible for these services, you must have an account with a balance of at least $5,000, and submit an Automatic Transfer Plan application to the Fund.

Reserve Cash Performance Account.SM The Reserve Cash Performance Account (Reserve CPA®) offers a comprehensive package of services, including unlimited, no-minimum checking, and detailed monthly statements. A Visa Gold Check Card (with ATM access) and the Reserve Airline Rewards Program are available for an annual fee. There is no monthly fee, but a $1,000 minimum is required to open a Reserve CPA account.

Reserve Cash Performance Plus.SM The Reserve CPA "Plus"® (CPA+) offers all of the services included with the CPA account, plus a year-end summary statement and a free Visa Platinum Check Card (with ATM access). The Reserve Airline Rewards Program is available for an annual fee. There is a monthly fee of $5 and a $5,000 minimum is required to open a CPA+ account.

Reserve eChecking.® Reserve eChecking is another way you can make redemptions from your account through check writing privileges. Reserve eChecking is an online bill payment service, which provides the ability to pay bills and more with point-and-click convenience. You will be charged a fee, currently $4.95 per month, for unlimited transactions.

Individual Retirement Accounts. You may use a Fund as an investment for an Individual Retirement Account (IRA). For more information call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our website at www.TheR.com for an IRA Account Application.

Reserve eDelivery.SM The Funds may provide electronic delivery of this Prospectus and other shareholder communications by eDelivery. In order to receive this service,

shareholder services

you must register your account and provide us with e-mail information. Please call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day for more information or enroll online at www.TheR.com/eDelivery. You must provide a verifiable e-mail address to enroll. Reserve eDelivery may not be available if you hold your Fund shares through a broker-dealer or other financial intermediary. Contact a representative of the financial intermediary for more information.

Shareholder Service Policies. The Funds' policies concerning the account services are subject to change from time to time. The Funds reserve the right to increase the minimum initial investment amount and to change the minimum account size subject to a Low Balance Fee or involuntary redemption. The Funds further reserve the right to impose service charges for other special services provided to individual shareholders including, but not limited to, fees for returned checks, stop payment orders on checks, and special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

dividends & taxes

Dividends & Taxes

The following discussion is intended as general information only; it is not a complete analysis of the federal tax implications of an investment in a fund. Because each person's tax situation is unique, you should consult your own tax adviser(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. If you invest through a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends and distributions paid by a Fund until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser. The applicable tax laws affecting a Fund and its shareholders are subject to change, including retroactive change.

The Funds declare dividend distributions daily and pay them monthly. The dividend distribution will include the net investment income and could at times include amounts of realized short-term capital gains, if any, on securities holdings and other Fund assets. The Funds anticipate that most of their dividends will consist of interest income, and that capital gains, if any, will be primarily short-term capital gains. Over the course of the year, substantially all of a Fund's net investment income and net short-term capital gains will be declared as dividends. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

Each Fund intends to maintain its status as a regulated investment company for federal income tax purposes, so that a Fund will not be liable for federal income taxes on the amounts distributed to shareholders. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes.

The tax rate on certain dividend income and long-term capital gains is reduced under current law through 2010. However, to the extent each Fund's distributions are derived from taxable income on short-term debt securities and short-term capital gains, a Fund's distributions will not be eligible for this reduced tax rate. Distributions of any long-term capital gains earned by the Fund would be taxable to you as a long-term capital gains, regardless of how long you have held your Fund shares.

All distributions are paid in the form of additional shares, unless you have requested that they be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Funds. Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares.

If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and may recognize gain or loss on the transaction. Such gain or loss will generally be capital gain or loss, if any, which will be subject to the rules on long-term capital gains and losses to the extent you have held your shares for more than one year. Because each Fund seeks to maintain a stable $1.00 NAV, you are not likely to recognize a gain or loss on the redemption or exchange of shares.

dividends & taxes

Dividends of each Taxable Fund will generally be taxed as ordinary income, although a Fund may also distribute amounts taxable as capital gains.

After the end of each year, each Fund will provide you with information about the dividends and distributions you received. If you do not provide a Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your dividends, distributions and redemption proceeds.

MUNICIPAL MONEY-MARKET TRUST II FUNDS, MUNICIPAL MONEY-MARKET TRUST FUNDS AND THE NEW YORK MUNICIPAL MONEY-MARKET FUNDS (State Funds): State Funds will only purchase a municipal obligation or other security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., "tax-exempt") (excluding the federal alternative minimum tax). To the extent that the dividends distributed by a State Fund are from bond interest income that is excludable from gross income for federal income tax purposes and are properly designated as "exempt-interest dividends" by the State Fund, they are generally exempt from federal income tax, except that income on investment by the Funds in certain private activity bonds may be subject to the federal alternative minimum tax. To the extent dividends distributed by a State Fund are from bond interest income that is also excludable from gross income for the specific state's income tax purposes, they are exempt from personal income tax of the specific state (and in certain circumstances, local income tax). To the extent applicable, the value of shares in a State Fund should be exempt from state and/or local intangible personal property taxes in the specific state. Investors in the Florida Municipal Money-Market Fund should note that the Florida intangible personal property tax was repealed effective January 1, 2007. If you hold shares of the Interstate Tax-Exempt Fund or a State Fund investing in a state other than your state of residence, dividends received generally will be subject to state and, where applicable, local personal income tax. Capital gain distributions may be subject to the income tax of the specific state.

There is the possibility that events occurring after the date of issuance of a security, or after Interstate Tax-Exempt Fund's acquisition of a security, may result in a determination that the interest on that security is, in fact, includible in gross income for federal income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Individual and corporate investors in the Funds may be subject to the federal alternative minimum tax (AMT) with respect to distributions that are attributable to income from investments by the Funds in private activity bonds. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. As of July 16, 2007, due to a change in the fundamental investment policies of those Funds approved by shareholders, the investment objectives of Municipal Money Market Trust II Funds and New York Municipal Money-Market Fund permit investment in private activity bonds, the interest on which may be subject to the AMT.

dividends & taxes

The Municipal Money-Market Trust Funds are also permitted to invest in private activity bonds.

A State Fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the State Fund's ordinary income and will be ordinary income when it is paid to you. A State Fund's investments in these and certain other debt obligations may cause the State Fund to recognize taxable income in excess of the cash received from such obligations. If this happens, such State Fund may be required to sell other investments in order to satisfy its distribution requirements.

It is each Fund's intention to distribute substantially all of its net investment income. At times a portion of a Fund's daily dividend distribution may come from net realized short-term capital gains or other Fund assets. If, for any distribution, a Fund's net investment income and net realized short-term capital gain are less than the amount of the distribution, the differences could result in a return of capital to investors for tax purposes. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a Fund.

financial highlights

Financial Highlights

The Financial Highlights tables below are intended to help you understand each Fund's financial performance for the periods indicated. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the respective Fund (assuming reinvestment of all dividends). The information for 2006 and 2007 has been audited by KPMG LLP, whose report, along with each Fund's financial statements, are included in the Funds' Annual Reports, which are available upon request by calling 800-637-1700. For all periods ending on or before May 31, 2005, the information provided was audited by another auditor. As of July 16, 2007, the Municipal Money-Market Trust II Funds and the New York Municipal Money-Market Fund were no longer limited to investing 80% of their net assets in investments which were, in the opinion of counsel, not subject to federal alternative minimum tax.

Primary Fund

	Class R
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0432	0.0309	0.0100	0.0011	0.0065
Dividends from net investment income	(0.0432)	(0.0309)	(0.0100)	(0.0011)	(0.0065)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.42%	3.13%	1.01%	0.11%	0.65%
Ratios/Supplemental Data
Net assets end of year (millions)	$9,455.2	$7,464.5	$5,987.1	$6,067.2	$6,231.8
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratios of expenses to average net assets, net of fee waivers	1.00%	1.00%	1.00%	0.99%	(b)
Ratio of net investment income to average net assets	4.33%	3.13%	1.00%	0.10%	0.64%

U.S. Government Fund

	Class R
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0428	0.0307	0.0102	0.0010	0.0050
Dividends from net investment income	(0.0428)	(0.0307)	(0.0102)	(0.0010)	(0.0050)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.37%	3.12%	1.03%	0.10%	0.50%
Ratios/Supplemental Data
Net assets end of year (millions)	$4,481.3	$1,996.1	$940.0	$853.5	$846.7
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets, net of fee waivers	1.00%	1.00%	1.00%	0.98%	(b)
Ratio of net investment income to average net assets	4.28%	3.21%	1.04%	0.10%	0.50%

U.S. Treasury Fund

	Class R
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0395	0.0273	0.0083	0.0009	0.0047
Dividends from net investment income	(0.0395)	(0.0273)	(0.0083)	(0.0009)	(0.0047)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.03%	2.77%	0.83%	0.09%	0.47%
Ratios/Supplemental Data
Net assets end of year (millions)	$503.0	$429.4	$313.9	$377.5	$356.2
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratios of expenses to average net assets net of fee waivers	1.00%	0.99%	0.99%	0.89%	1.00%
Ratio of net investment income to average net assets	3.95%	2.77%	0.80%	0.09%	0.47%

Interstate Tax-Exempt Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0259	0.0182	0.0070	0.0010	0.0034
Dividends from net investment income	(0.0259)	(0.0182)	(0.0070)	(0.0010)	(0.0034)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.62%	1.84%	0.70%	0.10%	0.34%
Ratios/Supplemental Data
Net assets end of year (millions)	$319.6	$285.5	$261.4	$283.5	$280.4
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.00%	0.90%	0.99%
Ratio of net investment income to average net assets	2.59%	1.85%	0.69%	0.10%	0.33%

California Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0250	0.0177	0.0068	0.0006	0.0033
Dividends from net investment income	(0.0250)	(0.0177)	(0.0068)	(0.0006)	(0.0033)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.53%	1.79%	0.69%	0.06%	0.33%
Ratios/Supplemental Data
Net assets end of year (millions)	$133.5	$124.1	$105.2	$101.2	$109.0
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.00%	0.89%	0.99%
Ratio of net investment income to average net assets	2.50%	1.80%	0.69%	0.06%	0.32%

Connecticut Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0259	0.0179	0.0068	0.0006	0.0025
Dividends from net investment income	(0.0259)	(0.0179)	(0.0068)	(0.0006)	(0.0025)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.63%	1.81%	0.68%	0.06%	0.25%
Ratios/Supplemental Data
Net assets end of year (millions)	$46.6	$27.3	$23.4	$21.5	$36.4
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.96%	0.99%	1.00%	0.86%	0.98%
Ratio of net investment income to average net assets	2.60%	1.79%	0.68%	0.06%	0.25%

Florida Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0261	0.0185	0.0072	0.0006	0.0036
Dividends from net investment income	(0.0261)	(0.0185)	(0.0072)	(0.0006)	(0.0036)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.64%	1.86%	0.73%	0.06%	0.36%
Ratios/Supplemental Data
Net assets end of year (millions)	$73.6	$55.1	$43.1	$39.5	$45.9
Ratio of expenses to average net assets, before fee waivers	1.01%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.99%	1.00%	1.00%	0.91%	0.99%
Ratio of net investment income to average net assets	2.62%	1.88%	0.74%	0.06%	0.35%

Massachusetts Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0259	0.0181	0.0068	0.0006	0.0030
Dividends from net investment income	(0.0259)	(0.0181)	(0.0068)	(0.0006)	(0.0030)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.63%	1.82%	0.68%	0.06%	0.30%
Ratios/Supplemental Data
Net assets end of year (millions)	$24.4	$28.5	$22.2	$17.8	$20.8
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.01%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	(b)	1.00%	0.88%	0.98%
Ratio of net investment income to average net assets	2.59%	1.84%	0.69%	0.06%	0.30%

Michigan Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0263	0.0182	0.0069	0.0006	0.0029
Dividends from net investment income	(0.0263)	(0.0182)	(0.0069)	(0.0006)	(0.0029)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.66%	1.84%	0.70%	0.06%	0.29%
Ratios/Supplemental Data
Net assets end of year (millions)	$16.5	$16.3	$16.6	$12.1	$7.9
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.99%	0.99%	1.00%	0.91%	0.98%
Ratio of net investment income to average net assets	2.63%	1.78%	0.77%	0.06%	0.29%

New Jersey Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0257	0.0178	0.0068	0.0006	0.0029
Dividends from net investment income	(0.0257)	(0.0178)	(0.0068)	(0.0006)	(0.0029)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.60%	1.80%	0.68%	0.06%	0.29%
Ratios/Supplemental Data
Net assets end of year (millions)	$90.6	$54.0	$45.0	$50.2	$56.0
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.99%	1.00%	0.99%	0.87%	0.97%
Ratio of net investment income to average net assets	2.62%	1.81%	0.66%	0.06%	0.28%

Ohio Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0261	0.0184	0.0071	0.0006	0.0030
Dividends from net investment income	(0.0261)	(0.0184)	(0.0071)	(0.0006)	(0.0030)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.65%	1.86%	0.71%	0.06%	0.30%
Ratios/Supplemental Data
Net assets end of year (millions)	$17.4	$18.7	$19.0	$10.9	$10.4
Ratio of expenses to average net assets, before fee waivers	1.02%	1.00%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.00%	0.92%	0.99%
Ratio of net investment income to average net assets	2.61%	1.83%	0.79%	0.06%	0.29%

Pennsylvania Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0263	0.0186	0.0070	0.0007	0.0036
Dividends from net investment income	(0.0263)	(0.0186)	(0.0070)	(0.0007)	(0.0036)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.67%	1.88%	0.70%	0.07%	0.36%
Ratios/Supplemental Data
Net assets end of year (millions)	$52.4	$48.9	$44.7	$46.1	$40.6
Ratio of expenses to average net assets, before fee waivers	1.02%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	0.99%	1.00%	0.93%	1.00%
Ratio of net investment income to average net assets	2.63%	1.87%	0.70%	0.07%	0.34%

Virginia Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0260	0.0181	0.0067	0.0006	0.0025
Dividends from net investment income	(0.0260)	(0.0181)	(0.0067)	(0.0006)	(0.0025)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.64%	1.82%	0.67%	0.06%	0.25%
Ratios/Supplemental Data
Net assets end of year (millions)	$25.8	$20.7	$13.7	$11.0	$11.3
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.97%	0.91%	1.00%	0.90%	0.95%
Ratio of net investment income to average net assets	2.61%	1.88%	0.70%	0.06%	0.24%

New York Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0258	0.0176	0.0067	0.0006	0.0034
Dividends from net investment income	(0.0258)	(0.0176)	(0.0067)	(0.0006)	(0.0034)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.62%	1.77%	0.67%	0.06%	0.34%
Ratios/Supplemental Data
Net assets end of year (millions)	$278.0	$185.9	$164.4	$172.6	$228.4
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.02%	1.02%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.01%	0.89%	0.99%
Ratio of net investment income to average net assets	2.59%	1.77%	0.66%	0.06%	0.34%

Louisiana Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0261	0.0213	0.0065	0.0007	0.0032
Dividends from net investment income	(0.0261)	(0.0213)	(0.0065)	(0.0007)	(0.0032)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.65%	2.16%	0.66%	0.07%	0.32%
Ratios/Supplemental Data
Net assets end of period (millions)	$4.6	$0.7	$0.3	$0.2	$0.1
Ratio of expenses to average net assets, before fee waivers	1.03%	0.99%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	0.52%	1.00%	0.64%	0.57%
Ratio of net investment income to average net assets	2.62%	2.33%	0.74%	0.06%	0.32%

Minnesota Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0265	0.0179	0.0066	0.0006	0.0044
Dividends from net investment income	(0.0265)	(0.0179)	(0.0066)	(0.0006)	(0.0044)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.68%	1.80%	0.66%	0.06%	0.44%
Ratios/Supplemental Data
Net assets end of period (millions)	$4.9	$3.1	$1.4	$0.6	$0.2
Ratio of expenses to average net assets, before fee waivers	1.01%	1.01%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.75%	0.94%	0.99%	0.78%	0.69%
Ratio of net investment income to average net assets	2.66%	1.88%	0.78%	0.06%	0.43%

**  Effective November 28, 2006 Single Class was redesignated as Class R.

(b)  As there were no fee waivers during the period, this is not applicable.

privacy policy

PROTECTING YOUR PRIVACY AT THE RESERVE*

Protecting Customer Information: Keeping your personal information secure is important to us at The Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

The Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

Who Is Covered by Our Privacy Policy: This Privacy Policy applies to all current and former customers of The Reserve. Customers who receive information from The Reserve through the Internet are covered by The Reserve's Internet Security Statement, which is posted on our website at www.TheR.com. The site also contains links to unaffiliated websites. The Reserve is not responsible for the privacy practices or the content of such other websites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.TheR.com. You will be notified of any major change to the Privacy Policy.

Types of Information We Collect From Our Customers:

•  Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

•  Information about your Reserve account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Reserve and others.

•  Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•  If you visit our website, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our website keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time

(i)

privacy policy

of the page request, the referring website (if any) and other parameters in the URL. We use this data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our website at www.TheR.com for more information.

•  If you utilize The Reserve's online services, we retain your user ID and password and information about your use of our website so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

Use of Information: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. The Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

•  Legal and Routine Business Reasons. The Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve, such as printing statements, checks, etc.

•  Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by The Reserve to market The Reserve products and services exclusively, except for information about customers in our Cash Sweep program.

•  Sharing Information within The Reserve. The Reserve and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

(ii)

privacy policy

Questions: If you have any questions, please call our Institutional Sales Department between the hours of 8:00 a.m. and 5:00 p.m. Eastern Time or send a letter to The Reserve, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701.

We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@TheR.com or call us at 800-637-1700 and press "0".

Options Relating to Disclosure of Personal Information: We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@TheR.com or call us at 800-637-1700 and press "0". If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our website.

Ways you can protect your privacy:

Here are some measures to take to help prevent theft of your identity:

•  Do not share your account information, including personal or secret codes or passwords, with others.

•  Never provide confidential information to unknown callers.

•  Protect your account records including all statements and receipts.

•  Use a secure browser when doing business on the Internet, and exit online applications when finished.

If you believe you may be a victim of identity theft, you should:

•  Contact The Reserve customer service immediately.

•  Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

•  File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

•  Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

*  All references in this notice to "The Reserve" or "Reserve" include the Reserve family of funds, Reserve Management Corporation, Reserve Management Company, Inc., or Resrv Partners, Inc., member FINRA.

(iii)

This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is incorporated by reference into this Prospectus. Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-Annual Reports. Each Fund's Annual and Semi-Annual Reports list the Fund's holdings, describe Fund performance, and include other information about the Fund's investments. You may obtain these documents without charge, make inquiries or request other information about the Funds by calling The Reserve toll free at 800-637-1700. You may also obtain these documents and the SAI from the Funds' website at www.TheR.com or by writing to The Reserve, 1250 Broadway, New York NY 10001-3701.

Information about each Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 1-202-551-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investors are advised to read and retain this Prospectus for future reference.

General Information and 24-Hour Yield and Balance Information
800-637-1700 • www.TheR.com

Distributor — Resrv Partners, Inc.
RF/HRBFA 12/07

Investment Company Act File Numbers:
The Reserve Funds
811-2033
Reserve Municipal Money-Market Trust II
811-3696
Reserve New York Municipal Money-Market Trust
811-3814
Reserve Municipal Money-Market Trust
811-10533

Investment services and securities products offered through H&R Block Financial Advisors, Inc., member NYSE/SIPC, a subsidiary of H&R Block, Inc. H&R Block, Inc. is not a registered broker-dealer.

(This page has been left blank intentionally.)

719 Griswold St., Ste. 1700
Detroit MI 48226-3318

Prospectus

September 28, 2007,
as revised December 3, 2007

Primary Fund
U.S. Government Fund
U.S. Treasury Fund
of the Reserve Fund

California Municipal Money-Market Fund
(formerly California Tax-Exempt Fund)
Connecticut Municipal Money-Market Fund
(formerly Connecticut Tax-Exempt Fund)
Florida Municipal Money-Market Fund
(formerly Florida Tax-Exempt Fund)
Massachusetts Municipal Money-Market Fund
(formerly Massachusetts Tax-Exempt Fund)
Michigan Municipal Money-Market Fund
(formerly Michigan Tax-Exempt Fund)
New Jersey Municipal Money-Market Fund
(formerly New Jersey Tax-Exempt Fund)
Ohio Municipal Money-Market Fund
(formerly Ohio Tax-Exempt Fund)
Pennsylvania Municipal Money-Market Fund
(formerly Pennsylvania Tax-Exempt Fund)
Virginia Municipal Money-Market Fund
(formerly Virginia Tax-Exempt Fund)
of Reserve Municipal Money-Market Trust II
(formerly Reserve Tax-Exempt Trust)

New York Municipal Money-Market Fund
(formerly Reserve New York Tax-Exempt Fund)
of Reserve New York Municipal Money-Market Trust
(formerly Reserve New York Tax-Exempt Trust)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

questions?

Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve.

The Reserve
1250 Broadway
New York, NY 10001-3701
800-637-1700 (telephone)
212-401-5930 (facsimile)
customerservice@TheR.com
or visit our website at www.TheR.com

It Pays to Keep Money in Reserve®

about the funds

Investment Objectives

The investment objective of the Primary Fund, U.S. Government Fund and U.S. Treasury Fund (together the "Taxable Funds") is to seek as high a level of current income as is consistent with the preservation of capital and liquidity.

The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes, including the federal alternative minimum tax, as is consistent with preservation of capital and liquidity.

The investment objective of the California Municipal Money-Market Fund (formerly California Tax-Exempt Fund), Connecticut Municipal Money-Market Fund (formerly Connecticut Tax-Exempt Fund), Florida Municipal Money-Market Fund (formerly Florida Tax-Exempt Fund), Massachusetts Municipal Money-Market Fund (formerly Massachusetts Tax-Exempt Fund), Michigan Municipal Money-Market Fund (formerly Michigan Tax-Exempt Fund), New Jersey Municipal Money-Market Fund (formerly New Jersey Tax-Exempt Fund), Ohio Municipal Money-Market Fund (formerly Ohio Tax-Exempt Fund), Pennsylvania Municipal Money-Market Fund (formerly Pennsylvania Tax-Exempt Fund) and Virginia Municipal Money-Market Fund (formerly Virginia Tax-Exempt Fund), each a series of Reserve Municipal Money Market Trust II (formerly Reserve Tax-Exempt Trust) and collectively referred to as the "Municipal Money Market Trust II Funds," and New York Municipal Money-Market Fund (formerly New York Tax-Exempt Fund), a series of New York Municipal Money-Market Trust (formerly New York Tax-Exempt Trust) is to seek as high a level of short-term interest income exempt from federal income taxes (excluding the federal alternative minimum tax), and from respective state and local income, intangible and/or property taxes, if any, as is consistent with preservation of capital and liquidity.

The Municipal Money-Market Trust II Funds and Reserve New York Municipal Money-Market Fund are each referred to as a "State Fund" and together with Interstate Tax-Exempt Fund are referred to as the "Municipal Funds." The Municipal Funds, together with the Taxable Funds are referred to as the "Funds."

Principal Investment Strategies

The Funds are money market funds, designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, evaluating the credit of issuers, investing in round lots, and safeguarding the receipt and delivery of securities. Each Fund invests only in short-term securities and seeks to maintain a stable $1.00 share price.

•  Short-term securities – securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, and 397 days (13 months) for other securities.

2

about the funds

The investment adviser to the Funds monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are invested in a mix of U.S. dollar-denominated money market securities that are intended to provide as high a yield as possible without violating each Fund's credit quality and maturity policies or jeopardizing the stability of its share price. The average maturity of each Fund's securities portfolio will not be more than 90 days.

•  Money market securities – short-term securities that conform to the duration and credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Primary Fund. The Primary Fund seeks to attain its objective by investing in U.S. government securities, corporate debt obligations, asset-backed securities, obligations of domestic and foreign banks (including deposit-type obligations), instruments of comparable quality as determined by the Board of Trustees and instruments fully collateralized by such obligations.

•  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

The Primary Fund will principally invest in debt and deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and securities backed by letters of credit, of U.S. banking institutions that are members of the Federal Deposit Insurance Corporation (FDIC), other U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks (Eurodollar obligations and Yankeedollar obligations) located in major industrialized nations in Western Europe, and other countries such as Australia and Canada, which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies; commercial paper; and asset-backed securities. The Primary Fund may invest more than 25% of its assets in bank obligations.

•  Eurodollar obligations – dollar-denominated debt obligations issued by foreign branches or subsidiaries of U.S. banks and by foreign banks.

•  Yankeedollar obligations – dollar-denominated debt obligations issued by U.S. branches or subsidiaries of foreign banks.

The Primary Fund may also invest in municipal obligations. Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.

3

about the funds

U.S. Government Fund. The U.S. Government Fund seeks to attain its objective by investing exclusively in U.S. government securities and repurchase agreements supported by such investments.

•  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

•  Repurchase agreements (REPOs) – Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

U.S. Treasury Fund. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S. government which provide interest income exempt from state and local personal income taxes in most states. Typically, the Fund's assets will be invested in U.S. Treasury securities.

•  Full faith and credit – The strongest credit backing offered by the U.S. government and the highest degree of safety with respect to the payment of principal and interest.

Credit Quality. The Taxable Funds may invest in securities rated in one of the two highest short-term ratings, generally by two of the nationally recognized statistical rating organizations. Securities that are not rated may also be purchased by the Primary Fund, provided the investment adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

Maturity. The average maturity of each Taxable Fund's securities portfolio will not be more than 90 days. In addition, the Taxable Funds will not purchase securities with maturities of more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, or 397 days (13 months) for other securities. The Primary Fund may at times purchase municipal floating rate and variable rate demand obligations, normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. Each Taxable Funds will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

Each Municipal Fund may invest in U.S. government securities backed by the full faith and credit of the U.S. government.

•  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

•  Full faith and credit – The strongest credit backing offered by the U.S. government and the highest degree of safety with respect to the payment of principal and interest.

4

about the funds

Interstate Tax-Exempt Fund. The Interstate Tax-Exempt Fund seeks to attain its objective by investing at least 80% of the Fund's net assets, plus amounts of any borrowings for investment purposes, in high-quality municipal obligations issued by states, counties, or other governmental entities that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (and does not subject investors to the federal alternative minimum tax). Interest received on certain otherwise tax-exempt securities issued by or on behalf of public authorities to finance various facilities operated for private profit, known as private activity bonds, may be classified as "tax-preference items," which could subject certain shareholders to the federal alternative minimum tax.

•  Municipal obligations – Debt obligations issued to obtain funds for various governmental and public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities.

•  Private activity bonds – Private activity bonds and notes, which are considered a category of municipal obligations, are a specific type of revenue bond or note backed by the credit of a private issuer.

Municipal Money-Market Trust Funds, Municipal Money-Market Trust II Funds and the New York Municipal Money-Market Fund. Each Municipal Money-Market Fund, each Municipal Money-Market Trust II Fund and the New York Municipal Money-Market Fund seeks to attain its objective by investing at least 80% of the value of the net assets, plus amounts of any borrowings for investment purposes, in municipal obligations that pay interest that is, in the opinion of bond counsel to the issuer, is generally excludable from gross income for federal income tax purposes (excluding the federal alternative minimum tax) and from state and, if applicable, city income, intangible and/or personal property taxes, for the specified State. Each Municipal Money-Market Fund's, Municipal Money-Market Trust II Fund's and New York Municipal Money-Market Fund's principal investment strategies also include investing, without limitation, in tax-exempt municipal securities which could subject certain shareholders to the federal alternative minimum tax.

Municipal Obligations. Municipal obligations include general obligation bonds, revenue bonds, private activity bonds (or industrial development bonds under pre-1986 law) and moral obligation bonds. Certain types of private activity bonds that are issued by or on behalf of public authorities to finance various facilities operated for private profit municipal obligations and may bear fixed, variable or floating rates of interest.

•  General obligation bonds – Obligations backed by the taxing power of the issuer.

•  Revenue bonds – Obligations backed by revenue from a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power.

5

about the funds

•  Industrial development bonds – An industrial development bond or note is a specific type of revenue bond or note backed by the credit of a private issuer.

•  Moral obligation bonds – Obligations issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of a state or municipality.

General obligation bonds, revenue bonds, private activity bonds, industrial development bonds and moral obligation bonds must all meet the same credit quality standards, as described below.

Credit Quality. The Municipal Funds may purchase tax-exempt securities, which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") or the equivalent. Obligations that are not rated may also be purchased, provided that the adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

Maturity. The Municipal Funds may purchase floating and variable rate demand obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Municipal Funds will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such obligations requires more than seven (7) days' notice.

In addition to the investments noted above, each of the Interstate Tax-Exempt Fund, California Municipal Money-Market Fund and New York Municipal Money-Market Fund may invest in the following:

•  Tax-exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Funds will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's, A-1 by S&P or F-1 by Fitch's Investor Service.

•  Tender Option Bonds. A tender option is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term

6

about the funds

tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, the Funds may buy tender option bonds if the agreement gives the Funds the right to tender the bond to its sponsor no less frequently than once every 397 days. The adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying obligation, any custodian, and the third party provider of the tender option. For certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

In addition to the other instruments described above, each Fund may keep up to 20% of its assets in cash on deposit at its custodian bank when it is considered in the best interests of the funds' shareholders. The bank will reduce its custody fee by a rate payable on the cash balance and the adviser will waive its comprehensive management fee in the same amount. This strategy will be used when, in the adviser's view, it will result in a higher yield than if the Fund had invested the cash in municipal securities.

Repurchase Agreements. Each of the Funds may invest in repurchase agreements but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repurchase agreements to 5% of its total net assets, except for temporary or emergency purposes, and to those whose underlying obligations are backed by the full faith and credit of the United States. Securities subject to repurchase agreements will be segregated and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

•  Repurchase agreements – Under a repurchase agreement, the seller agrees to repurchase a security from the buyer at a mutually agreed upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

7

about the funds

Disclosure of Portfolio Holdings. A description of each Fund's policies and procedures with respect to the disclosure of portfolio holdings is available in the Statement of Additional Information.

Principal Risks

The Funds are money market mutual funds that seek to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Each Fund has maintained a constant share price since inception, and will strive to continue to do so. The value of each Fund's net assets may change based on changes in market, economic, political and financial developments. The following factors could reduce the income or capital gains received on a Fund's portfolio and therefore the Fund's yield:

•  Interest Rate Risk. Most of the Funds' performance depends on interest rates, and when interest rates fall, the Funds' yields will typically fall as well. When interest rates go up, the value of an investment in debt securities generally goes down. When interest rates are rising, the value of long-term debt securities generally goes down more than the value of the short term securities in which the Funds invest. In addition, as investments mature, the proceeds may be reinvested at rates that are lower than levels previously earned.

•  Credit Quality Risk. Overall, a decline in the credit quality of an issuer, or of the provider of a credit support or maturity-shortening structure for a security, can cause the value of a money-market security to decrease.

•  Returns. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.

•  Banking Industry Risks. The Primary Fund is also subject to the risk associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.

•  Suitability. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Funds are not intended to be a balanced investment program. They are intended to provide professional management for your cash and a convenient way to gain interest income as part of a diversified portfolio. A state specific fund is generally not suitable for residents of another state.

The Taxable Funds are also subject to the risks associated with the types of securities held:

•  Asset-Backed Securities. Asset-backed securities that are subject to prepayment may lose more value due to changes in interest rates than will other debt securities, especially during periods when those rates are declining.

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•  Repurchase Agreement Risk. Repurchase agreements involve the risk that the other party may default on its obligations, which may cause delays, losses and restrictions on a Fund's ability to dispose of the underlying securities.

•  Foreign Securities. Eurodollar and Yankeedollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, higher transaction costs, seizure of foreign deposits, currency controls or other governmental restrictions that might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.

The Primary Fund is also subject to the risks associated with:

•  Municipal Securities. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders.

The Primary Fund and the U.S. Government Fund are also subject the risks associated with:

•  Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of the securities may be lower than the price at which the Fund has agreed to repurchase them, or that the other party may fail to return the securities at the agreed time. If the Fund is not able to recover the securities and the value of the collateral held by the Fund is less than the value of the securities, the Fund may experience a loss.

The Municipal Funds are also subject to the risks associated with:

•  Guaranteed Securities Risks. The investments secured by letters of credit or bank guarantees are also subject to the risks associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.

•  Taxability Risk. The Municipal Funds intend to minimize the payment of taxable income to shareholders by investing in municipal obligations and other tax-exempt securities in reliance on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Such securities, however, may be determined to pay, or to have paid, taxable income subsequent to a Municipal Fund's acquisition of the securities. In that event, the Internal Revenue Service may demand that the Municipal Fund pay taxes on the affected interest income, and, if the Municipal Fund agrees to do so, the Municipal Fund's yield could be adversely affected. If a security acquired based on reliance on such an opinion of counsel is subsequently determined to pay interest that is includable in gross income for federal income tax purposes, the Municipal Fund will dispose of

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that security as soon as reasonably practicable. The dividends paid to shareholders with respect to such security may be taxable, however.

The Municipal Funds are also subject to the risks associated with the types of securities held:

•  Repurchase Agreements. In the event of a default of a repurchase agreement counterparty, a Municipal Fund may experience delays, losses or restrictions upon its ability to dispose of the underlying securities.

•  Municipal Securities. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.

•  State-Specific Risks. Each State Fund concentrates investments in municipal obligations of issuers located in the state for which it is named. The municipal obligation market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a single state. For example, unfavorable political or economic conditions and/or changes in municipal market related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Below are some of the risks particular to each State Fund offered in this Prospectus:

•  California Municipal Money-Market Fund: There are special risks inherent in the Fund's investments in California municipal obligations that result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the state. Although California's economy is generally diversified, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and it could be affected by an economic downturn in one of those industries, which could affect revenues underlying municipal obligations.

•  Connecticut Municipal Money-Market Fund: The credit quality of Connecticut's debt is generally dependent on property taxes, personal income tax and corporate income tax. Connecticut's economy is relatively diversified across service industries, retail and wholesale trade and manufacturing. Any downturn in these economic sectors could adversely affect the state's economy and revenues underlying municipal obligations.

•  Florida Municipal Money-Market Fund: Florida revenues are closely related to the tourism business. Disruptions to this business due to, for example, adverse weather conditions could adversely affect the state's economy and revenues underlying municipal obligations.

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•  Massachusetts Municipal Money-Market Fund: Massachusetts's economy is relatively diversified across manufacturing, technology research and development, finance, trade, and tourism. Any downturn in these economic sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  Michigan Municipal Money-Market Fund: Michigan's financial condition continues to rely heavily on the cyclical auto industry. This affects revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income taxes and Michigan single business taxes. A negative impact on the U.S. auto industry could adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  New Jersey Municipal Money-Market Fund: New Jersey's tax revenues rely heavily on the service and housing industry. In addition, the state has had difficulty balancing its budget. A downturn in the service and housing sectors as well as the state's inability to address budgetary issues in a satisfactory manner could adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  New York Municipal Money-Market Fund: There are the special risks inherent in investing in New York municipal obligations that result from New York City being the nation's financial capital. The New York economy tends to be more sensitive to monetary policy actions and movements in the national and world economies than economies of other states. The financial health of New York City affects that of the state in general. Adverse economic conditions affecting New York City may also adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  Ohio Municipal Money-Market Fund: Ohio's economy is closely tied to the nation's cyclical manufacturing sector. A downturn in the state's manufacturing sector could adversely affect the financial condition of the state and the revenues underlying municipal obligations.

•  Pennsylvania Municipal Money-Market Fund: Diverse social, environmental and economic factors affect the financial condition of Pennsylvania and its political subdivisions. The Pittsburgh and Philadelphia metropolitan areas, situated at opposite ends of the state, dominate the commercial and industrial life of their regions. Manufacturing and agricultural businesses are central to the state's revenues. A downturn in the state's manufacturing and agricultural sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  Virginia Municipal Money-Market Fund: Virginia's economy relies on federal government jobs (including defense), tourism, agriculture and technology. Any loss in federal government jobs (including those associated with military base closings) and a downturn in the tourism, agricultural and technology sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

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Performance

The bar charts and tables below provide an indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year. The bar charts show each Fund's annual total returns for Class R shares for each of the last ten calendar years or for each completed calendar year since inception, as applicable. Past performance is not necessarily an indication of how a Fund will perform in the future. As of July 16, 2007, the Municipal Money-Market Trust II Funds were no longer limited to investing only 80% of their net assets in investments which were, in the opinion of counsel, not subject to the federal alternative minimum tax.

During the periods shown above, the highest quarterly return was 1.44% for the quarter ended September 30, 2000, and the lowest quarterly return was 0.02% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 4.50%.

Average Annual Total Returns as of December 31, 2006	One Year	Five Years (Annualized)	Ten Years or Since Inception (Annualized)
Primary Fund Class R	4.11%	1.57%	3.04%

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During the periods shown above, the highest quarterly return was 1.41% for the quarter ended September 30, 2000, and the lowest quarterly return was 0.02% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 4.45%.

Average Annual Total Returns as of December 31, 2006	One Year	Five Years (Annualized)	Ten Years or Since Inception (Annualized)
U.S. Government Fund Class R	4.08%	1.51%	2.91%
U.S. Government Fund Class Treasurer's Trust	4.50%	1.91%	1.97	%*

During the periods shown above, the highest quarterly return was 1.33% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.02% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 4.09%.

Average Annual Total Returns as of December 31, 2006	One Year	Five Years (Annualized)	Ten Years or Since Inception (Annualized)
U.S. Treasury Fund Class R	3.76%	1.37%	2.77%

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During the periods shown above, the highest quarterly return was 0.83% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.69%.

Average Annual Total Returns as of December 31, 2006	One Year	Five Years	Ten Years or Since Inception
Interstate Tax-Exempt Fund - Class R	2.41%	0.94%	1.74%

During the periods shown above, the highest quarterly return was 0.71% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.62%.

During the periods shown above, the highest quarterly return was 0.79% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.71%.

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During the periods shown above, the highest quarterly return was 0.84% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.72%.

During the periods shown above, the highest quarterly return was 0.81% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.72%.

During the periods shown above, the highest quarterly return was 0.86% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.75%.

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During the periods shown above, the highest quarterly return was 0.80% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.68%.

During the periods shown above, the highest quarterly return was 0.81% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.70%.

During the periods shown above, the highest quarterly return was 0.85% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.74%.

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During the periods shown above, the highest quarterly return was 0.87% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.75%.

During the periods shown above, the highest quarterly return was 0.65% for the quarter ended December 31, 2006, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.72%.

Average Annual Total Returns as of December 31, 2006	One Year	Five Years	Ten Years or Since Inception
California Municipal Money- Market Fund*	2.55%	0.95%	1.59%
Connecticut Municipal Money- Market Fund	2.42%	0.94%	1.63%
Florida Municipal Money- Market Fund	2.44%	1.00%	1.73%
Massachusetts Municipal Money- Market Fund	2.42%	0.92%	0.92%
Michigan Municipal Money- Market Fund**	2.43%	0.91%	1.18%
New Jersey Municipal Money- Market Fund	2.38%	0.90%	1.63%
New York Municipal Money- Market Fund	2.40%	0.91%	1.66%
Ohio Municipal Money- Market Fund#	2.43%	0.91%	1.53%

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Average Annual Total Returns as of December 31, 2006	One Year	Five Years	Ten Years or Since Inception
Pennsylvania Municipal Money- Market Fund##	2.47%	0.95%	1.65%
Virginia Municipal Money- Market Fund†	2.44%	0.88%	1.24%

*  Class R inception date is July 2, 1999.

**  Class R inception date is December 14, 1998.

#  Class R inception date is April 1, 1998.

##  Class R inception date is September 12, 1997.

†  Class R inception date is March 3, 2000.

For the Funds' current yields, call toll-free 800-637-1700
or visit our website at www.TheR.com.

Fees & Expenses

Each Fund offers Class R shares, which are designed for individual investors. The U.S. Government Fund also offers Class Treasurer's Trust shares. You may pay the fees and expenses, described in the table below, if you buy and hold the Class R shares of the Funds. The Funds are no-load funds, meaning that there are no sales charges (loads) or exchange fees associated with an investment in any Fund.

Primary Fund
U.S. Treasury Fund

Shareholder Fees*
(Fees paid directly from your investment)	Class R
Shareholder Transaction Fees**	None
Redemption Fees***	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee****	0.81%
Distribution and Service (12b-1 Fee)	0.25%
Other Expenses††	None
Total Annual Fund Operating Expenses	1.06%

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U.S. Government Fund

Shareholder Fees* (Fees paid directly from your investment)	Class R	Class Treasurer's Trust
Shareholder Transaction Fees**	None	None
Redemption Fees***	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee****	0.81%	0.61%
Distribution and Service (12b-1 Fee)	0.25%	None
Other Expenses††	None	None
Total Annual Fund Operating Expenses	1.06%	0.61%

Ohio Municipal Money-Market Fund and
Pennsylvania Municipal Money-Market Fund

Shareholder Fees*
(Fees paid directly from your investment)	Class R
Shareholder Transaction Fees**	None
Redemption Fees***	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee†	0.81%
Distribution and Services (12b-1) Fee	0.25%
Other Expenses††	0.02%
Total Annual Fund Operating Expenses†††	1.08%

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California Municipal Money-Market Fund
New York Municipal Money-Market Fund

Shareholder Fees*
(Fees paid directly from your investment)	Class R
Shareholder Transaction Fees**	None
Redemption Fees***	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee†	0.81%
Distribution and Services (12b-1) Fee	0.25%
Other Expenses††	None
Total Annual Fund Operating Expenses†††	1.06%

Interstate Tax-Exempt Fund
Connecticut Municipal Money-Market Fund
Florida Municipal Money-Market Fund
Massachusetts Municipal Money-Market Fund
Michigan Municipal Money-Market Fund
New Jersey Municipal Money-Market Fund
Virginia Municipal Money-Market Fund

Shareholder Fees*
(Fees paid directly from your investment)	Class R
Shareholder Transaction Fees**	None
Redemption Fees***	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee†	0.81%
Distribution and Services (12b-1) Fee	0.25%
Other Expenses††	0.01%
Total Annual Fund Operating Expenses†††	1.07%

*  The fees and expenses provided herein are based on the "Comprehensive Management Fee" and the Distribution Plan approved by shareholders on June 26, 2007, and effective as of July 16, 2007.

**  The Funds may charge the following fees to a limited number of shareholders depending on their particular circumstance or special services requested or provided: A monthly "Low Balance Fee" (currently $15) may be imposed on accounts (other than Individual Retirement Accounts (IRA)) with a monthly average account balance of less than $1,000, in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $2 may be charged on redemption checks for less than $100 for Class R and a fee of $100 may be charged on redemption checks for less than $100,000 for Class Treasurer's Trust shares. Wire redemption fees, "stop payment" fees, returned check fees,

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overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

***  Certain shareholders may also be subject to a fee for certain below-minimum redemptions by wire or check. See "How to Sell Shares."

****  The Taxable Funds pay a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses (see below). The advisory fee of 0.08% of the "Comprehensive Management Fee" is the same for all share classes.

†  Each Municipal Fund pays a "Comprehensive Management Fee" that includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses (see below). For the fiscal year ended May 31, 2007, the investment adviser reimbursed the Fund, with respect to Class R shares, for the following percentages of the respective Fund's average daily net assets: 0.05% for the Connecticut Municipal Money-Market Fund, 0.02% for the Michigan Municipal Money-Market Fund, 0.02% for the Pennsylvania Municipal Money-Market Fund, 0.04% for the Virginia Municipal Money-Market Fund and 0.02% for the Florida Municipal Money-Market Fund. After the waiver, the management fees were the following percentages of the respective Fund's average daily net assets: 0.75% for the Connecticut Municipal Money-Market Fund, 0.79% for the Michigan Municipal Money-Market Fund, 0.78% for the Pennsylvania Municipal Money-Market Fund, 0.76% for the Virginia Municipal Money-Market Fund and 0.79% for the Florida Municipal Money-Market Fund. The advisory fee of 0.08% of the "Comprehensive Management Fee" for a Fund is the same with respect to all the classes of that Fund.

††  Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Trustees who are not "interested persons" of the Adviser as defined in the Investment Company Act of 1940 ("Independent Trustees"), including the fees of the independent counsel of the Independent Trustees. It is estimated that these fees and expenses will be less than 0.005% for each Fund.

†††  After the reimbursement, the Total Annual Fund Operating Expenses, with respect to Class R shares, were the following percentages of the respective Fund's average daily net assets: 1.01% for the Connecticut Municipal Money-Market Fund, 1.01% for the Florida Municipal Money-Market Fund, 1.01% for the Michigan Municipal Money-Market Fund, 1.00% for the Pennsylvania Municipal Money-Market Fund and 1.01% for the Virginia Municipal Money-Market Fund.

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Primary Fund	One Year	Three Year	Five Year	Ten Year
Class R	$108.65	$338.87	$587.47	$1,299.24
U.S. Government Fund	One Year	Three Year	Five Year	Ten Year
Class R	$108.65	$338.87	$587.47	$1,299.24
Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86
U.S. Treasury Fund	One Year	Three Year	Five Year	Ten Year
Class R	$108.65	$338.87	$587.47	$1,299.24
Connecticut Municipal
Money-Market Fund,
Florida Municipal Money-
Market Fund, Massachusetts
Municipal Money-Market
Fund, Michigan Municipal
Money-Market Fund, New
Jersey Municipal Money-
Market Fund, Virginia
Municipal Money-
Market Fund:	One Year	Three Years	Five Years	Ten Years
Class R	$109.68	$342.03	$592.89	$1,310.88
Ohio Municipal Money- Market Fund, Pennsylvania Municipal Money- Market Fund:	One Year	Three Years	Five Years	Ten Years
Class R	$110.70	$345.20	$598.31	$1,322.50
Interstate Tax-Exempt Fund	One Year	Three Years	Five Years	Ten Years
Class R	$109.68	$342.03	$592.89	$1,310.88
California Municipal Money-Market Fund, New York Municipal Money-Market Fund:	One Year	Three Years	Five Years	Ten Years
Class R	$108.65	$338.87	$587.47	$1,299.24

Fund Management

The Investment Adviser. The investment adviser for the Funds is Reserve Management Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001-3701. RMCI has provided investment advice to investment companies within the Reserve family of funds since November 15, 1971. As of August 31, 2007, RMCI had over $47 billion in assets under management. RMCI manages each Fund, subject to policies adopted by the Trustees of the Trust, under the terms of an Investment Management Agreement with the Trust, on behalf of each Fund. The Investment Management Agreement provides that RMCI will furnish continuous investment

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advisory and other management and administrative services to each Fund. For its services, each Fund pays RMCI a comprehensive management fee at an annual rate, based on the average daily net assets. The comprehensive management fee is 0.81% annually of the average daily net assets for Class R shares, and 0.61% annually of the average daily net assets for Class Treasurer's Trust shares.

A discussion regarding the basis for the approval by the Board of Trustees of the Investment Management Agreement will be available in each Fund's Semi-Annual Report to Shareholders for the period ending November 30, 2007.

The Distributor. The Funds' distributor, Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001, is an affiliate of RMCI. Each Trust, on behalf of the Funds, has adopted a Rule 12b-1 Distribution Plan (the "Plan"), in respect to Class R of the Funds, which allows the Fund to pay fees for the sale and distribution of its shares. The distribution fee is 0.25% per year of the class's average net assets. Since this fee is paid out of the class's assets on an on-going basis, over time this fee will increase the cost of your investment in that class and may cost you more than paying other types of sales charges.

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How to Buy Shares

Share Classes. Presently, the Funds offer Class R shares, which are designed for individual investors. The U.S. Government Fund also offers Class Treasurer's Trust shares. Please call The Reserve at 800-637-1700 to find out if a Fund is eligible for sale in your state or jurisdiction.

Account Ownership. You will also need to specify whether you wish to open a corporate account, a joint account or an individual account. When an account is registered jointly in the names of two people, either person is entitled to redeem any or all of the shares in the account. The Account Application provides that each party to a joint account will indemnify the Fund for actions taken on the instructions of the other party. The Funds will not be responsible for actions taken by either party with respect to this type of account.

How Fund Shares Are Priced. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is the Fund's net asset value (NAV) per share for that class of shares, reduced for any applicable redemption fee. The net asset value per share is calculated by taking the total value of assets of each share class, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding. Each Fund uses the amortized cost method of valuing its securities, which is a standard calculation that does not take into account unrealized gains or losses.

Calculation of Net Asset Value. Each Fund's NAV is calculated as of its cut-off time for accepting purchase orders and redemption requests (the "cut-off time"). The cut-off times are 8:30 a.m., 9:00 a.m., thereafter hourly up to and including 5:00 p.m. Eastern Time for the Primary Fund and U.S. Government Fund and 8:30 a.m., 9:00 a.m., thereafter hourly up to and including 2:00 p.m. Eastern Time for the U.S. Treasury Fund. The cut-off times for the State Funds are 8:30 a.m., 9:00 a.m., thereafter hourly up to and including 12:00 p.m. Eastern Time. The cut-off times for the Interstate Tax-Exempt Fund are 8:30 a.m., 9:00 a.m., and thereafter hourly up to and including 2:00 p.m. Eastern Time for purchases and 8:30 a.m., 9:00 a.m., and thereafter hourly up to and including 12:00 Eastern Time for redemptions. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day when banks are closed. However, the NAV may be calculated and purchase and redemption orders accepted on any such day if RMCI determines it is in the shareholders' interests to do so. No purchase of shares will be modified or cancelled after the cut-off time set for calculating the Funds' NAV. The NAV for each class of a Fund's shares is computed by dividing the value of the net assets of the class by the number of outstanding shares of such class. The valuation of a Fund's portfolio securities is based upon their amortized cost and does not take into account unrealized gains or losses. This method values a security at its cost and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, regardless of the impact of fluctuating interest

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rates on the market value of the security. While this method provides certainty in valuation, there may be some periods during which the value of a security determined by the amortized cost method would be higher or lower than the price the Fund would receive if it sold the security.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. RMCI will report to the Trustees any deviations of more than 0.25% from the Funds' NAV calculated using the amortized cost basis. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to new investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a NAV per share solely by using available market quotations. The Funds cannot guarantee that their respective net asset value will remain at $1.00 per share, although the NAV of each Fund has done so since inception.

Minimum Investments. There is no initial or subsequent investment minimum for Class R shares of a Fund. However, for an Individual Retirement Account, a minimum initial investment of $1,000 and a minimum subsequent investment of $250 applies. The investment minimums may be reduced or waived in certain circumstances and may be changed by a Fund at any time.

Payment for Shares. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit card convenience checks, "starter" checks, or post-dated checks will not be accepted. In addition, in order to protect the Funds from check fraud, checks payable to third parties will not be accepted. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for share purchases must be made by one of the two methods noted below:

•  By check – You may purchase shares with a check drawn on a U.S. bank, payable to The Reserve or payable to and endorsed by the account holder. You must include your account number on your check. A fee (currently $15) will be imposed if any check does not clear and, the investor will be liable for any loss the Fund incurs due to the returned check. Checks may be mailed or delivered to The Reserve, 1250 Broadway, New York, NY 10001-3701.

•  By federal wire – Call The Reserve at 800-637-1700, between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day, visit www.TheR.com, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

Your order will be priced at the respective Fund's NAV calculated on the day of receipt if we, or an authorized financial intermediary who has a sales agreement with the Funds' distributor, receive your properly completed order before the cut-off time and

25

your account

your payment by federal wire is received on the same day, and you will earn dividends beginning on that day. If you pay for shares by check, your order will be priced at the NAV calculated on the day we, or an authorized financial intermediary who has a sales agreement with the Funds' distributor, receive your properly completed order and your payment by check before the cut-off time. Share purchases by check begin earning dividends when the check is converted into federal funds (normally the business day after the check is received). Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

Purchasing Shares with Securities. Subject to the approval of the respective Trust, shares of a Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in the same manner as they would be valued for purposes of pricing the Fund's shares if such assets were included in the Fund's assets at the time of purchase. Each Trust reserves the right to amend or terminate this practice at any time.

Share Certificates. Share certificates are not issued by the Funds.

Joint Ownership. When an account is registered in the name of two people, either person is entitled to redeem shares in the account. The Trust assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Account Application provides that persons who register their account jointly indemnify and hold the Trust harmless for actions taken by either party.

Investments Through Third Parties. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with a Fund, may be subject to different policies and fees than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Under certain circumstances, the Fund may assist a third party in the collection of any such fees. You should consult a representative of the financial intermediary for more information.

Investments Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cut-off time in order be effected at the two funds' respective NAVs on that day. Exchange requests received after the cut-off time of either Fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone, if you completed the "Redemptions and Exchanges by Telephone" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized

26

your account

or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

An exchange of shares of one fund for shares of another fund is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some intermediaries, and some intermediaries may impose additional or different conditions on exchanges by their clients. The exchange privilege may be modified or terminated at any time.

You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Funds may change or discontinue the exchange privilege at any time.

Reserve Automatic Asset-Builder Plan.SM You may make automatic purchases of Class R shares of a Fund and Class Treasurer's Trust shares of the U.S. Government Fund by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account. Please call The Reserve at 800-637-1700 or visit our website at www.TheR.com for an application.

Right to Refuse Purchases and Exchanges. The Funds reserve the right to refuse any purchase or exchange request for any reason.

Anti-Money Laundering Requirements. Each Fund is subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism (USA PATRIOT ACT) Act of 2001 (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request such information from shareholders as will enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

27

your account

How to Sell Shares

You may redeem your shares on any day that the Funds' NAV is calculated. Shares will be redeemed at the next NAV determined after a redemption request, by telephone or in writing, is received by a Fund, or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of the Fund's NAV on any day will be redeemed at the NAV calculated on the next business day. Shares do not earn dividends on the day a redemption is processed, regardless of the time the order is received.

Redemption proceeds can be paid by check or wire transfer. When redeeming recently purchased shares, please be aware that if a Fund has not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Funds may suspend the redemption of shares for over seven days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

A service fee of $2 may be charged for redemption checks of less than $100 by Class R shareholders and a fee of $100 may be charged for redemption checks of less than $100,000 by Class Treasurer's Trust shareholders. There will be a fee of $10 on all wire redemptions of less than $10,000 for Class R shares and a fee of $100 on all wire redemptions of less than $100,000 for Class Treasurer's Trust shares. Service fees may be reduced or waived under certain conditions.

The Funds assume no responsibility for delays in the receipt of wired or mailed payments. Each Fund's NAV is not calculated and redemption requests are not accepted on days the Federal Reserve is closed.

Telephone Requests. If you completed the "Redemptions and Exchanges by Telephone" information on your Account Application, you may redeem your shares by calling 800-637-1700. Telephone redemptions will be sent to the bank or brokerage account designated on your Account Application, if any. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Funds, send a written request with a medallion signature guarantee to the Funds. Telephone redemptions may also be sent to your home address provided that the Fund's records do not indicate that it has been changed within thirty (30) days of such redemption request. Each Fund reserves the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or a Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions which it reasonably believes to be genuine.

Written Requests. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of required account holders. A medallion signature guarantee will also be required for the types of

28

your account

redemptions listed below. If you are redeeming shares held in your IRA, please call the Funds for information regarding the applicable withholding requirements.

Medallion Signature Guarantees. The following types of redemptions require written instructions and a medallion signature guarantee:

•  the redemption is for more than $10,000 and the redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

•  the account address has been changed within the past 30 days; or

•  the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Medallion signature guarantees are designed to protect both you and the Funds from fraud and reduce the risk of loss. A medallion signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker-dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide medallion signature guarantees. Joint account owners need only provide a medallion signature guarantee for one of the account's registered owners.

Redemptions Through Third Parties. If you purchased or hold Fund shares through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve the firm's own redemption minimums, services fees or other requirements, which may be different from those described here. Under certain circumstances, a Fund may assist a third party in the collection of any such fees.

Redemptions Through the Exchange Privilege. You may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cut-off time in order be effected at the two funds' respective NAVs on that day. Exchange requests received after the cut-off time of either fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone if you completed the "Redemptions and Exchanges by Telephone" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

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your account

An exchange of the shares of one fund for the shares of another fund is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some financial intermediaries, and some financial intermediaries may impose additional or different conditions on exchanges by their clients. The exchange privilege may be modified or terminated at any time.

Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Funds may change or discontinue the exchange privilege at any time.

Redemptions in Kind. If the amount of a redemption request is large enough to affect a Fund's operations (for example, if the request is greater than $250,000 or 1% of the Fund's net asset value), the Fund reserves the right to make payment in liquid portfolio securities rather than in cash ("redemption in kind"), without notice. A shareholder may incur transaction expenses in converting the securities received into cash, as well as taxes on any capital gain from the sale as with any redemption.

Minimum Balance Requirement. Because of the expenses of maintaining shareholder accounts, if your account, other than an IRA, has an average monthly account balance of less than $1,000 for Class R or Class Treasurer's Trust and there has been no shareholder activity in the account for the past 12 months, the Funds may, after 30 days' notice, charge a monthly Low Balance Fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some financial intermediaries may establish different minimum balances and fee amounts.

Frequent Purchases and Redemptions

Each Fund is designed as an investment vehicle for short-term cash management and is intended to provide liquidity to shareholders. Purchases or sales of shares of the Funds, and exchanges between funds in the Reserve family of funds, should not be used to exploit short-term swings in the market. Frequent purchases and sales of Fund shares by investors may increase fund expenses and necessitate changes in portfolio management strategies. RMCI does not monitor or limit short-term trading activity in the Fund regardless of frequency. Accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the Fund reserves the right to and may reject or cancel a purchase or exchange order for any reason, including if, in RMCI's opinion, there appears to be a pattern of excessive trading by an investor in other funds in the Reserve family of funds. The Fund or an authorized financial intermediary, as the case may be, will provide notification of such a rejection or cancellation within one business day of the placement of the order. The Funds may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders, although it is the Funds' intention to do so. Any limitations on a shareholder's ability to exchange shares will not affect such shareholder's ability to redeem his or her shares.

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shareholder services

Shareholder Services

The Funds offer a variety of account services to make it more convenient to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call us at 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our website at www.TheR.com. The following account services are available to investors who hold their shares directly through The Reserve. These services may not be available through financial intermediaries, who may offer different services. If you are purchasing or if you hold your Fund shares through a financial intermediary, please consult a representative of the intermediary regarding what account services are available.

Reserve Easy Access.SM Easy Access is The Reserve's 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions.

Reserve Online Access. SM You may access your account activity for the previous six months, current price information and other information through Online Access at www.TheR.com. You must call The Reserve at 800-637-1700 to activate Online Access.

Shareholder Communications. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Funds immediately. Failure to do so could result in the shareholder suffering a loss.

Additionally, shareholders receive an Annual Report, containing audited financial statements, and an unaudited Semi-Annual Report. Duplicate copies of shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report, will not be sent to related accounts at a common address, unless we receive instructions to the contrary from you. Shareholders who are clients of some financial intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. If you would like to receive additional copies of these materials, please contact the Funds or the financial intermediary through which you purchased your Fund shares.

Special Services. The Funds may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but not limited to, providing copies of shareholder checks and account statements from past periods, stop payment orders, and special research services.

Stop Payments. Each Fund will honor stop payment requests on unpaid shareholder checks provided that it is advised of the correct check number, payee, check amount and date. Stop payment requests received by a Fund by the cut-off time will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing.

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shareholder services

Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

Reserve Automatic Asset-Builder Plan.SM The Asset Builder Plan enables you to make automatic share purchases by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account.

Reserve Automatic Transfer Plan.SM With the Automatic Transfer Plan, you may make free automatic transfers from your Fund account to the eligible checking, NOW or bank money market deposit account that you designate. You may choose to have dividends or distributions transferred to your designated account on a monthly basis or to have a specific dollar amount transferred to your designated account on a monthly, quarterly or annual basis. There is a $25 minimum amount for these transfers. You may also have amounts transferred to your designated account from telephone redemptions of $100 and over. To be eligible for these services, you must have an account with a balance of at least $5,000, and submit an Automatic Transfer Plan application to the Fund.

Reserve Cash Performance Account.SM The Reserve Cash Performance Account (Reserve CPA®) offers a comprehensive package of services, including unlimited, no-minimum checking, and detailed monthly statements. A Visa Gold Check Card (with ATM access) and the Reserve Airline Rewards Program are available for an annual fee. There is no monthly fee, but a $1,000 minimum is required to open a Reserve CPA account.

Reserve Cash Performance Plus.SM The Reserve CPA "Plus"® (CPA+) offers all of the services included with the CPA account, plus a year-end summary statement and a free Visa Platinum Check Card (with ATM access). The Reserve Airline Rewards Program is available for an annual fee. There is a monthly fee of $5 and a $5,000 minimum is required to open a CPA+ account.

Reserve eChecking.® Reserve eChecking is another way you can make redemptions from your account through check writing privileges. Reserve eChecking is an online bill payment service, which provides the ability to pay bills and more with point-and-click convenience. You will be charged a fee, currently $4.95 per month, for unlimited transactions.

Individual Retirement Accounts. You may use a Fund as an investment for an Individual Retirement Account (IRA). For more information call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our website at www.TheR.com for an IRA Account Application.

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shareholder services

Reserve eDelivery.SM The Funds may provide electronic delivery of this Prospectus and other shareholder communications by eDelivery. In order to receive this service, you must register your account and provide us with e-mail information. Please call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day for more information or enroll online at www.TheR.com/eDelivery. You must provide a verifiable e-mail address to enroll. Reserve eDelivery may not be available if you hold your Fund shares through a broker-dealer or other financial intermediary. Contact a representative of the financial intermediary for more information.

Shareholder Service Policies. The Funds' policies concerning the account services are subject to change from time to time. The Funds reserve the right to increase the minimum initial investment amount and to change the minimum account size subject to a Low Balance Fee or involuntary redemption. The Funds further reserve the right to impose service charges for other special services provided to individual shareholders including, but not limited to, fees for returned checks, stop payment orders on checks, and special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

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dividends & taxes

Dividends & Taxes

The following discussion is intended as general information only; it is not a complete analysis of the federal tax implications of an investment in a fund. Because each person's tax situation is unique, you should consult your own tax adviser(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. If you invest through a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends and distributions paid by a Fund until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser. The applicable tax laws affecting a Fund and its shareholders are subject to change, including retroactive change.

The Funds declare dividend distributions daily and pay them monthly. The dividend distribution will include the net investment income and could at times include amounts of realized short-term capital gains, if any, on securities holdings and other Fund assets. The Funds anticipate that most of their dividends will consist of interest income, and that capital gains, if any, will be primarily short-term capital gains. Over the course of the year, substantially all of a Fund's net investment income and net short-term capital gains will be declared as dividends. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

Each Fund intends to maintain its status as a regulated investment company for federal income tax purposes, so that a Fund will not be liable for federal income taxes on the amounts distributed to shareholders. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes.

The tax rate on certain dividend income and long-term capital gains is reduced under current law through 2010. However, to the extent each Fund's distributions are derived from taxable income on short-term debt securities and short-term capital gains, a Fund's distributions will not be eligible for this reduced tax rate. Distributions of any long-term capital gains earned by the Fund would be taxable to you as a long-term capital gains, regardless of how long you have held your Fund shares.

All distributions are paid in the form of additional shares, unless you have requested that they be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Funds. Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares.

If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and may recognize gain or loss on the transaction. Such gain or loss will generally be capital gain or loss, if any, which will be subject to the rules on long-term capital gains and losses to the extent you have held your shares for more than one year. Because each Fund seeks to maintain a stable $1.00 NAV, you are not likely to recognize a gain or loss on the redemption or exchange of shares.

34

dividends & taxes

Dividends of each Taxable Fund will generally be taxed as ordinary income, although a Fund may also distribute amounts taxable as capital gains.

After the end of each year, each Fund will provide you with information about the dividends and distributions you received. If you do not provide a Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your dividends, distributions and redemption proceeds.

MUNICIPAL MONEY-MARKET TRUST II FUNDS AND THE NEW YORK MUNICIPAL MONEY-MARKET FUNDS (State Funds): State Funds will only purchase a municipal obligation or other security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., "tax-exempt") (excluding the federal alternative minimum tax). To the extent that the dividends distributed by a State Fund are from bond interest income that is excludable from gross income for federal income tax purposes and are properly designated as "exempt-interest dividends" by the State Fund, they are generally exempt from federal income tax, except that income on investment by the Funds in certain private activity bonds may be subject to the federal alternative minimum tax. To the extent dividends distributed by a State Fund are from bond interest income that is also excludable from gross income for the specific state's income tax purposes, they are exempt from personal income tax of the specific state (and in certain circumstances, local income tax). To the extent applicable, the value of shares in a State Fund should be exempt from state and/or local intangible personal property taxes in the specific state. Investors in the Florida Municipal Money-Market Fund should note that the Florida intangible personal property tax was repealed effective January 1, 2007. If you hold shares of the Interstate Tax-Exempt Fund or a State Fund investing in a state other than your state of residence, dividends received generally will be subject to state and, where applicable, local personal income tax. Capital gain distributions may be subject to the income tax of the specific state.

There is the possibility that events occurring after the date of issuance of a security, or after Interstate Tax-Exempt Fund's acquisition of a security, may result in a determination that the interest on that security is, in fact, includible in gross income for federal income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Individual and corporate investors in the Funds may be subject to the federal alternative minimum tax (AMT) with respect to distributions that are attributable to income from investments by the Funds in private activity bonds. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. As of July 16, 2007, due to a change in the fundamental investment policies of those Funds approved by shareholders, the investment objectives of Municipal Money Market Trust II Funds and New York Municipal Money-Market Fund permit investment in private activity bonds, the interest on which may be subject to the AMT.

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dividends & taxes

A State Fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the State Fund's ordinary income and will be ordinary income when it is paid to you. A State Fund's investments in these and certain other debt obligations may cause the State Fund to recognize taxable income in excess of the cash received from such obligations. If this happens, such State Fund may be required to sell other investments in order to satisfy its distribution requirements.

It is each Fund's intention to distribute substantially all of its net investment income. At times a portion of a Fund's daily dividend distribution may come from net realized short-term capital gains or other Fund assets. If, for any distribution, a Fund's net investment income and net realized short-term capital gain are less than the amount of the distribution, the differences could result in a return of capital to investors for tax purposes. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a Fund.

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financial highlights

Financial Highlights

The Financial Highlights tables below are intended to help you understand each Fund's financial performance for the periods indicated. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the respective Fund (assuming reinvestment of all dividends). The information for 2006 and 2007 has been audited by KPMG LLP, whose report, along with each Fund's financial statements, are included in the Funds' Annual Reports, which are available upon request by calling 800-637-1700. For all periods ending on or before May 31, 2005, the information provided was audited by another auditor. As of July 16, 2007, the Municipal Money-Market Trust II Funds and the New York Municipal Money-Market Fund were no longer limited to investing 80% of their net assets in investments which were, in the opinion of counsel, not subject to federal alternative minimum tax.

Primary Fund

	Class R
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0432	0.0309	0.0100	0.0011	0.0065
Dividends from net investment income	(0.0432)	(0.0309)	(0.0100)	(0.0011)	(0.0065)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.42%	3.13%	1.01%	0.11%	0.65%
Ratios/Supplemental Data
Net assets end of year (millions)	$9,455.2	$7,464.5	$5,987.1	$6,067.2	$6,231.8
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratios of expenses to average net assets, net of fee waivers	1.00%	1.00%	1.00%	0.99%	(b)
Ratio of net investment income to average net assets	4.33%	3.13%	1.00%	0.10%	0.64%

37

U.S. Government Fund

	Class R
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0428	0.0307	0.0102	0.0010	0.0050
Dividends from net investment income	(0.0428)	(0.0307)	(0.0102)	(0.0010)	(0.0050)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.37%	3.12%	1.03%	0.10%	0.50%
Ratios/Supplemental Data
Net assets end of year (millions)	$4,481.3	$1,996.1	$940.0	$853.5	$846.7
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets, net of fee waivers	1.00%	1.00%	1.00%	0.98%	(b)
Ratio of net investment income to average net assets	4.28%	3.21%	1.04%	0.10%	0.50%
	Class Treasurer's Trust
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0468	0.0347	0.0142	0.0049	0.0090
Dividends from net investment income	(0.0468)	(0.0347)	(0.0142)	(0.0049)	(0.0090)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.79%	3.53%	1.44%	0.49%	0.91%
Ratios/Supplemental Data
Net assets end of year (millions)	$179.2	$100.3	$81.2	$19.3	$6.5
Ratio of expenses to average net assets, before fee waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets, net of fee waivers	0.60%	0.60%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.68%	3.52%	1.64%	0.48%	0.83%

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U.S. Treasury Fund

	Class R
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0395	0.0273	0.0083	0.0009	0.0047
Dividends from net investment income	(0.0395)	(0.0273)	(0.0083)	(0.0009)	(0.0047)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.03%	2.77%	0.83%	0.09%	0.47%
Ratios/Supplemental Data
Net assets end of year (millions)	$503.0	$429.4	$313.9	$377.5	$356.2
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratios of expenses to average net assets net of fee waivers	1.00%	0.99%	0.99%	0.89%	1.00%
Ratio of net investment income to average net assets	3.95%	2.77%	0.80%	0.09%	0.47%

Interstate Tax-Exempt Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0259	0.0182	0.0070	0.0010	0.0034
Dividends from net investment income	(0.0259)	(0.0182)	(0.0070)	(0.0010)	(0.0034)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.62%	1.84%	0.70%	0.10%	0.34%
Ratios/Supplemental Data
Net assets end of year (millions)	$319.6	$285.5	$261.4	$283.5	$280.4
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.00%	0.90%	0.99%
Ratio of net investment income to average net assets	2.59%	1.85%	0.69%	0.10%	0.33%

39

California Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0250	0.0177	0.0068	0.0006	0.0033
Dividends from net investment income	(0.0250)	(0.0177)	(0.0068)	(0.0006)	(0.0033)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.53%	1.79%	0.69%	0.06%	0.33%
Ratios/Supplemental Data
Net assets end of year (millions)	$133.5	$124.1	$105.2	$101.2	$109.0
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.00%	0.89%	0.99%
Ratio of net investment income to average net assets	2.50%	1.80%	0.69%	0.06%	0.32%

Connecticut Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0259	0.0179	0.0068	0.0006	0.0025
Dividends from net investment income	(0.0259)	(0.0179)	(0.0068)	(0.0006)	(0.0025)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.63%	1.81%	0.68%	0.06%	0.25%
Ratios/Supplemental Data
Net assets end of year (millions)	$46.6	$27.3	$23.4	$21.5	$36.4
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.96%	0.99%	1.00%	0.86%	0.98%
Ratio of net investment income to average net assets	2.60%	1.79%	0.68%	0.06%	0.25%

40

Florida Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0261	0.0185	0.0072	0.0006	0.0036
Dividends from net investment income	(0.0261)	(0.0185)	(0.0072)	(0.0006)	(0.0036)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.64%	1.86%	0.73%	0.06%	0.36%
Ratios/Supplemental Data
Net assets end of year (millions)	$73.6	$55.1	$43.1	$39.5	$45.9
Ratio of expenses to average net assets, before fee waivers	1.01%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.99%	1.00%	1.00%	0.91%	0.99%
Ratio of net investment income to average net assets	2.62%	1.88%	0.74%	0.06%	0.35%

Massachusetts Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0259	0.0181	0.0068	0.0006	0.0030
Dividends from net investment income	(0.0259)	(0.0181)	(0.0068)	(0.0006)	(0.0030)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.63%	1.82%	0.68%	0.06%	0.30%
Ratios/Supplemental Data
Net assets end of year (millions)	$24.4	$28.5	$22.2	$17.8	$20.8
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.01%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	(b)	1.00%	0.88%	0.98%
Ratio of net investment income to average net assets	2.59%	1.84%	0.69%	0.06%	0.30%

41

Michigan Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0263	0.0182	0.0069	0.0006	0.0029
Dividends from net investment income	(0.0263)	(0.0182)	(0.0069)	(0.0006)	(0.0029)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.66%	1.84%	0.70%	0.06%	0.29%
Ratios/Supplemental Data
Net assets end of year (millions)	$16.5	$16.3	$16.6	$12.1	$7.9
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.99%	0.99%	1.00%	0.91%	0.98%
Ratio of net investment income to average net assets	2.63%	1.78%	0.77%	0.06%	0.29%

New Jersey Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0257	0.0178	0.0068	0.0006	0.0029
Dividends from net investment income	(0.0257)	(0.0178)	(0.0068)	(0.0006)	(0.0029)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.60%	1.80%	0.68%	0.06%	0.29%
Ratios/Supplemental Data
Net assets end of year (millions)	$90.6	$54.0	$45.0	$50.2	$56.0
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.99%	1.00%	0.99%	0.87%	0.97%
Ratio of net investment income to average net assets	2.62%	1.81%	0.66%	0.06%	0.28%

42

Ohio Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0261	0.0184	0.0071	0.0006	0.0030
Dividends from net investment income	(0.0261)	(0.0184)	(0.0071)	(0.0006)	(0.0030)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.65%	1.86%	0.71%	0.06%	0.30%
Ratios/Supplemental Data
Net assets end of year (millions)	$17.4	$18.7	$19.0	$10.9	$10.4
Ratio of expenses to average net assets, before fee waivers	1.02%	1.00%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.00%	0.92%	0.99%
Ratio of net investment income to average net assets	2.61%	1.83%	0.79%	0.06%	0.29%

Pennsylvania Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0263	0.0186	0.0070	0.0007	0.0036
Dividends from net investment income	(0.0263)	(0.0186)	(0.0070)	(0.0007)	(0.0036)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.67%	1.88%	0.70%	0.07%	0.36%
Ratios/Supplemental Data
Net assets end of year (millions)	$52.4	$48.9	$44.7	$46.1	$40.6
Ratio of expenses to average net assets, before fee waivers	1.02%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	0.99%	1.00%	0.93%	1.00%
Ratio of net investment income to average net assets	2.63%	1.87%	0.70%	0.07%	0.34%

43

Virginia Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0260	0.0181	0.0067	0.0006	0.0025
Dividends from net investment income	(0.0260)	(0.0181)	(0.0067)	(0.0006)	(0.0025)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.64%	1.82%	0.67%	0.06%	0.25%
Ratios/Supplemental Data
Net assets end of year (millions)	$25.8	$20.7	$13.7	$11.0	$11.3
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.97%	0.91%	1.00%	0.90%	0.95%
Ratio of net investment income to average net assets	2.61%	1.88%	0.70%	0.06%	0.24%

New York Municipal Money-Market Fund

	Class R**
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0258	0.0176	0.0067	0.0006	0.0034
Dividends from net investment income	(0.0258)	(0.0176)	(0.0067)	(0.0006)	(0.0034)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.62%	1.77%	0.67%	0.06%	0.34%
Ratios/Supplemental Data
Net assets end of year (millions)	$278.0	$185.9	$164.4	$172.6	$228.4
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.02%	1.02%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.01%	0.89%	0.99%
Ratio of net investment income to average net assets	2.59%	1.77%	0.66%	0.06%	0.34%

**  Effective November 28, 2006 Single Class was redesignated as Class R.

(b)  As there were no fee waivers during the period, this is not applicable.

44

privacy policy

PROTECTING YOUR PRIVACY AT THE RESERVE*

Protecting Customer Information: Keeping your personal information secure is important to us at The Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

The Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

Who Is Covered by Our Privacy Policy: This Privacy Policy applies to all current and former customers of The Reserve. Customers who receive information from The Reserve through the Internet are covered by The Reserve's Internet Security Statement, which is posted on our website at www.TheR.com. The site also contains links to unaffiliated websites. The Reserve is not responsible for the privacy practices or the content of such other websites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.TheR.com. You will be notified of any major change to the Privacy Policy.

Types of Information We Collect From Our Customers:

•  Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

•  Information about your Reserve account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Reserve and others.

•  Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•  If you visit our website, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our website keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring website (if any) and other parameters in the

(i)

URL. We use this data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our website at www.TheR.com for more information.

•  If you utilize The Reserve's online services, we retain your user ID and password and information about your use of our website so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

Use of Information: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. The Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

•  Legal and Routine Business Reasons. The Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve, such as printing statements, checks, etc.

•  Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by The Reserve to market The Reserve products and services exclusively, except for information about customers in our Cash Sweep program.

•  Sharing Information within The Reserve. The Reserve and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

(ii)

Questions: If you have any questions, please call our Institutional Sales Department between the hours of 8:00 a.m. and 5:00 p.m. Eastern Time or send a letter to The Reserve, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701.

We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@TheR.com or call us at 800-637-1700 and press "0".

Options Relating to Disclosure of Personal Information: We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@TheR.com or call us at 800-637-1700 and press "0". If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our website.

Ways you can protect your privacy:

Here are some measures to take to help prevent theft of your identity:

•  Do not share your account information, including personal or secret codes or passwords, with others.

•  Never provide confidential information to unknown callers.

•  Protect your account records including all statements and receipts.

•  Use a secure browser when doing business on the Internet, and exit online applications when finished.

If you believe you may be a victim of identity theft, you should:

•  Contact The Reserve customer service immediately.

•  Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

•  File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

•  Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

*  All references in this notice to "The Reserve" or "Reserve" include the Reserve family of funds, Reserve Management Corporation, Reserve Management Company, Inc., or Resrv Partners, Inc., member FINRA.

(iii)

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This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is incorporated by reference into this Prospectus. Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-Annual Reports. Each Fund's Annual and Semi-Annual Reports list the Fund's holdings, describe Fund performance, and include other information about the Fund's investments. You may obtain these documents without charge, make inquiries or request other information about the Funds by calling The Reserve toll free at 800-637-1700. You may also obtain these documents and the SAI from the Funds' website at www.TheR.com or by writing to The Reserve, 1250 Broadway, New York NY 10001-3701.

Information about each Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 1-202-551-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investors are advised to read and retain this Prospectus for future reference.

1250 Broadway, New York, NY 10001-3701
212-401-5500

General Information and 24-Hour Yield Information
800-637-1700 • www.TheR.com

Distributor — Resrv Partners, Inc.
RF/AMER 12/07

Investment Company File Numbers:
The Reserve Funds
811-2033
Reserve Municipal Money-Market Trust II
811-3696
Reserve New York Municipal Money-Market Trust
811-3814

©The Reserve Funds

Connecticut Municipal Money-Market Fund

(formerly Connecticut Tax-Exempt Fund)

Massachusetts Municipal Money-Market Fund

(formerly Massachusetts Tax-Exempt Fund)

Ohio Municipal Money-Market Fund

(formerly Ohio Tax-Exempt Fund)

Virginia Municipal Money-Market Fund

(formerly Virginia Tax-Exempt Fund)

of Reserve Municipal Money-Market Trust II

(formerly Reserve Tax-Exempt Trust)

Prospectus
September 28, 2007,
As Revised December 3, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

(This page has been left blank intentionally.)

questions?

Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve.

The Reserve
1250 Broadway
New York, NY 10001-3701
800-637-1700 (telephone)
212-401-5930 (facsimile)
customerservice@TheR.com
or visit our website at www.TheR.com

It Pays to Keep Money in Reserve®

about the funds

Investment Objectives

The investment objective of the Connecticut Municipal Money-Market Fund (formerly Connecticut Tax-Exempt Fund), Massachusetts Municipal Money-Market Fund (formerly Massachusetts Tax-Exempt Fund), Ohio Municipal Money-Market Fund (formerly Ohio Tax-Exempt Fund), and Virginia Municipal Money-Market Fund (formerly Virginia Tax-Exempt Fund), each a series of Reserve Municipal Money Market Trust II (formerly Reserve Tax-Exempt Trust) (referred to as a "Fund or the "Funds") is to seek as high a level of short-term interest income exempt from federal income taxes (excluding the federal alternative minimum tax), and from respective state and local income, intangible and/or property taxes, if any, as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

The Funds are money market mutual funds designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, evaluating the credit of issuers, investing in round lots, and safeguarding the receipt and delivery of securities. Each Fund invests only in short-term securities and seeks to maintain a stable $1.00 share price.

•  Short-term securities – securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, and 397 days (13 months) for other securities.

The investment adviser to the Funds monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are invested in a mix of U.S. denominated money market securities that are intended to provide as high a yield as possible without violating each Fund's credit quality and maturity policies or jeopardizing the stability of its share price. The average maturity of each Fund's securities portfolio will not be more than 90 days.

•  Money market securities – short-term securities that conform to the credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Each Fund may invest in U.S. government securities backed by the full faith and credit of the U.S. government.

•  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

•  Full faith and credit – The strongest credit backing offered by the U.S. government and the highest degree of safety with respect to the payment of principal and interest.

Each Fund may invest in repurchase agreements but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trustees. Securities subject to repurchase agreements will be segregated and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

•  Repurchase agreements – Under a repurchase agreement, the seller agrees to repurchase a security from the buyer at a mutually agreed upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

Each Fund seeks to attain its objective by investing at least 80% of the value of the net assets, plus amounts of any borrowings for investment purposes, in municipal obligations that pay interest that is, in the opinion of bond counsel to the issuer, is generally excludable from gross income for federal income tax purposes (excluding the federal alternative minimum tax) and from state and, if applicable, city income, intangible and/or personal property taxes, for the specified State. Each Fund's principal investment strategies also include investing, without limitation, in tax-exempt municipal securities which could subject certain shareholders to the federal alternative minimum tax.

2

about the funds

Municipal Obligations. Municipal obligations include general obligation bonds, revenue bonds, private activity bonds (or industrial development bonds under pre-1986 law) and moral obligation bonds. Certain types of private activity bonds that are issued by or on behalf of public authorities to finance various facilities operated for private profit municipal obligations and may bear fixed, variable or floating rates of interest.

•  General obligation bonds – Obligations backed by the taxing power of the issuer.

•  Revenue bonds – Obligations backed by revenue from a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power.

•  Industrial development bonds – An industrial development bond or note is a specific type of revenue bond or note backed by the credit of a private issuer.

•  Moral obligation bonds – Obligations issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of a state or municipality.

General obligation bonds, revenue bonds, private activity bonds, industrial development bonds and moral obligation bonds must all meet the same credit quality standards, as described below.

Credit Quality. The Funds may purchase tax-exempt securities, which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") or the equivalent. Obligations that are not rated may also be purchased, provided that the adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

Maturity. The Funds may purchase floating and variable rate demand obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Funds will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such obligations requires more than seven (7) days' notice.

In addition to the other instruments described above, each Fund may keep up to 20% of its assets in cash on deposit at its custodian bank when it is considered in the best interests of the funds' shareholders. The bank will reduce its custody fee by a rate payable on the cash balance and the adviser will waive its comprehensive management fee in the same amount. This strategy will be used when, in the adviser's view, it will result in a higher yield than if the Fund had invested the cash in municipal securities.

Disclosure of Portfolio Holdings. A description of the Funds' policies and procedures with respect to the disclosure of its portfolio holdings is available in the Statement of Additional Information.

Principal Risks

The Funds are money market mutual funds that seek to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Each Fund has maintained a constant share price since inception, and will strive to continue to do so. The value of each Fund's net assets may change based on changes in market, economic, political and financial developments. The following factors could reduce the income or capital gains received on a Fund's portfolio and therefore the Fund's yield:

•  Interest Rate Risk. Most of the Funds' performance depends on interest rates, and when interest rates fall, the Funds' yields will typically fall as well. When interest rates rise, the value of an investment in debt securities generally goes down. When interest rates are rising, the value of long-term debt securities generally goes down

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more than the value of the short-term securities in which the Funds invest. In addition, as investments mature, the proceeds may be reinvested at rates that are lower than levels previously earned.

•  Credit Quality Risk. Overall, a decline in the credit quality of an issuer, or of the provider of a credit support or maturity-shortening structure for a security, can cause the value of a money market security to decrease.

•  Returns. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.

•  Guaranteed Securities Risks. The investments secured by letters of credit or bank guarantees are also subject to the risks associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.

•  Suitability. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Funds are not intended to be a balanced investment program. Each Fund is intended to provide professional management for your cash and a convenient way to gain tax-exempt interest income as a part of a diversified portfolio. A state specific fund is generally not suitable for residents of another state.

•  Taxability Risk. The Funds intend to minimize the payment of taxable income to shareholders by investing in municipal obligations and other tax-exempt securities in reliance on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Such securities, however, may be determined to pay, or to have paid, taxable income subsequent to a Fund's acquisition of the securities. In that event, the Internal Revenue Service may demand that the Fund pay taxes on the affected interest income, and, if the Fund agrees to do so, the Fund's yield could be adversely affected. If a security acquired based on reliance on such an opinion of counsel is subsequently determined to pay interest that is includable in gross income for federal income tax purposes, the Fund will dispose of that security as soon as reasonably practicable. The dividends paid to shareholders with respect to such security may be taxable, however.

The Funds are also subject to the risks associated with the types of securities held:

•  Repurchase Agreements. In the event of a default of a repurchase agreement counterparty, a Fund may experience delays, losses or restrictions upon its ability to dispose of the underlying securities.

•  Municipal Securities. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.

State-Specific Risks. Each Fund concentrates investments in municipal obligations of issuers located in the state for which it is named. The municipal obligation market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a single state. For example, unfavorable political or economic conditions and/or changes in municipal market related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Below are some of the risks particular to each Fund offered in this Prospectus:

•  Connecticut Municipal Money-Market Fund: The credit quality of Connecticut's debt is generally dependent on property taxes, personal income tax and corporate income tax. Connecticut's economy is relatively diversified across service industries, retail and wholesale trade and manufacturing. Any downturn in these economic sectors could adversely affect the state's economy and revenues underlying municipal obligations.

•  Massachusetts Municipal Money-Market Fund: Massachusetts's economy is relatively diversified across manufacturing, technology research and development, finance, trade, and tourism. Any downturn in these

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economic sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  Ohio Municipal Money-Market Fund: Ohio's economy is closely tied to the nation's cyclical manufacturing sector. A downturn in the state's manufacturing sector could adversely affect the financial condition of the state and the revenues underlying municipal obligations.

•  Virginia Municipal Money-Market Fund: Virginia's economy relies on federal government jobs (including defense), tourism, agriculture and technology. Any loss in federal government jobs (including those associated with military base closings) and a downturn in the tourism, agricultural and technology sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

Performance

The bar charts and tables below provide an indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year. The bar charts show annual total returns on each Fund's Class R shares for each of the last ten calendar years or for each completed calendar year since inception, as applicable. The tables show performance for each class of the Funds' shares. Past performance is not necessarily an indication of how a Fund will perform in the future. As of July 16, 2007, the Funds were no longer limited to investing only 80% of their net assets in investments which were, in the opinion of counsel, not subject to the federal alternative minimum tax.

During the periods shown above, the highest quarterly return was 0.79% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.71%.

During the periods shown above, the highest quarterly return was 0.81% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.72%.

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During the periods shown above, the highest quarterly return was 0.85% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.74%.

During the periods shown above, the highest quarterly return was 0.65% for the quarter ended December 31, 2006, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.72%.

Average Annual Total Returns as of December 31, 2006	One Year	Five Years	Ten Years or Since Inception
Connecticut Municipal Money-Market Fund	2.42%	0.94%	1.63%
Massachusetts Municipal Money-Market Fund	2.42%	0.92%	0.92%
Ohio Municipal Money-Market Fund#	2.43%	0.91%	1.53%
Virginia Municipal Money-Market Fund†	2.44%	0.88%	1.24%

#  Class R inception date is April 1, 1998.

†  Class R inception date is March 3, 2000.

For a Fund's current yield, call toll-free 800-637-1700 or visit our website at www.TheR.com.

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Fees & Expenses

Each Fund offers Class R shares, which are designed for individual investors. You may pay the fees and expenses, described in the table below, if you buy and hold the Class R shares of the Funds. The Funds are no-load funds, meaning that there are no sales charges (loads) or exchange fees associated with an investment in any Fund.

Ohio Municipal Money-Market Fund and

Shareholder Fees(1)
(Fees paid directly from your investment)	Class R
Shareholder Transaction Fees(2)	None
Redemption Fees(3)	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(4)	0.81%
Distribution and Services (12b-1) Fee	0.25%
Other Expenses(5)	0.02%
Total Annual Fund Operating Expenses(6)	1.08%

Connecticut Municipal Money-Market Fund
Massachusetts Municipal Money-Market Fund
Virginia Municipal Money-Market Fund

Shareholder Fees(1)
(Fees paid directly from your investment)	Class R
Shareholder Transaction Fees(2)	None
Redemption Fees(3)	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(4)	0.81%
Distribution and Services (12b-1) Fee	0.25%
Other Expenses(5)	0.01%
Total Annual Fund Operating Expenses(6)	1.07%

(1)  The fees and expenses provided herein are based on the "Comprehensive Management Fee" and the Distribution Plan approved by shareholders on June 26, 2007, and effective as of July 16, 2007.

(2)  The Funds may charge the following fees to a limited number of shareholders depending on their particular circumstance and services requested: A monthly "Low Balance Fee" (currently $15) may be imposed on accounts (other than Individual Retirement Accounts (IRA)) with a monthly average account balance of less than $1,000 in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $2 may be charged on redemption checks for less than $100. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

(3)  Certain shareholders may also be subject to a fee for certain below-minimum redemptions by wire or check. See "How to Sell Shares."

(4)  Each Fund pays a "Comprehensive Management Fee" that includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses (see below). For the fiscal year ended May 31, 2007, the investment adviser reimbursed the Fund, with respect to Class R shares, for the following percentages of the respective Fund's average daily net assets: 0.05% for the Connecticut Municipal Money-Market Fund and 0.04% for the Virginia Municipal Money-Market Fund. After the waiver, the management fees were the following percentages of the respective Fund's average daily net assets: 0.75% for the Connecticut Municipal Money-Market Fund and 0.76% for the Virginia Municipal Money-Market Fund. The advisory fee of 0.08% of the "Comprehensive Management Fee" for a Fund is the same with respect to all the classes of that Fund.

(5)  Other Expenses for the Funds include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's

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Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of the independent counsel of the Independent Trustees. It is estimated that these expenses will generally be less than 0.005%.

(6)  After the reimbursement, the Total Annual Fund Operating Expenses, with respect to Class R shares, were the following percentages of the respective Fund's average daily net assets: 1.01%for the Connecticut Municipal Money-Market Fund and 1.01% for the Virginia Municipal Money-Market Fund.

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Connecticut Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Virginia Municipal Money-Market Fund:	One Year	Three Years	Five Years	Ten Years
Class R	$109.68	$342.03	$592.89	$1,310.88
Ohio Municipal Money-Market Fund:	One Year	Three Years	Five Years	Ten Years
Class R	$110.70	$345.20	$598.31	$1,322.50

Fund Management

The Investment Adviser. The investment adviser for each of the Funds is Reserve Management Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001-3701. RMCI has provided investment advice to investment companies within the Reserve family of funds since November 15, 1971. As of June 30, 2007, RMCI had over $43 billion in assets under management. RMCI manages each Fund, subject to policies adopted by the Trustees of the Trust, under the terms of an Investment Management Agreement with the Trust, on behalf of each of the Funds. The Investment Management Agreement provides that RMCI will furnish continuous investment advisory and other management and administrative services to each Fund. For its services, each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets. The comprehensive management fee is 0.81% annually of the average daily net assets for Class R shares.

A discussion regarding the basis for the approval by the Board of Trustees of the Investment Management Agreement is available in each Fund's Annual Report to Shareholders for the period ending May 31, 2007.

The Distributor. The Funds' distributor, Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701, is an affiliate of RMCI. The Trust, on behalf of its Funds, has adopted a Distribution Plan under Rule 12b-1, which allows the the Class R shares of the Funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders. The amount payable under each distribution plan is 0.25% per year of the average net assets of the respective share class. Since this fee is paid out of the assets of the share class on an on-going basis, over time these fees will increase the cost of your investment in that class and may cost you more than paying other types of sales charges.

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How to Buy Shares

Share Classes. Presently, the Funds offer Class R shares, which are designed for individual investors. Please call The Reserve at 800-637-1700 to find out if a Fund is eligible for sale in your state or jurisdiction.

Account Ownership. You will also need to specify whether you wish to open a corporate account, a joint account or an individual account. When an account is registered in the names of two people, either person is entitled to redeem any or all of the shares in the account. The Account Application provides that each party to a joint account will indemnify the Fund for actions taken on the instructions of the other party. The Funds will not be responsible for actions taken by either party with respect to this type of account.

How Fund Shares Are Priced. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is the Fund's net asset value (NAV) per share for that class of shares, reduced by any applicable redemption fee. The NAV is calculated by taking the total value of the assets of each share class, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding. Each Fund uses the amortized cost method of valuing its securities, which is a standard calculation that does not take into account unrealized gains or losses.

Calculation of Net Asset Value. Each Fund's NAV is calculated as of its cut-off times for accepting purchase orders and redemption requests (the "cut-off time"). The cutoff times for the Funds are 8:30 a.m., 9:00 a.m., thereafter hourly up to and including 12:00 p.m. Eastern Time. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day, when banks are closed. However, the NAV may be calculated and purchase and redemption orders accepted on any such day if RMCI determines it is in the shareholders' interests to do so. No purchase of shares will be modified or cancelled after the cut-off time set for calculating the Funds' NAV. The NAV for each class of a Fund's shares is computed by dividing the value of the net assets of the class by the number of outstanding shares of such class. The valuation of a Fund's portfolio securities is based upon their amortized cost and does not take into account unrealized gains or losses. This method values a security at its cost and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, there may be some periods during which the value of a security determined by the amortized cost method would be higher or lower than the price the Fund would receive if it sold the security.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. RMCI will report to the Trustees any deviations of more than 0.25% from the Funds' NAV calculated using amortized cost basis. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to new investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a NAV per share solely by using available market quotations. The Funds cannot guarantee that their respective NAVs will remain at $1.00 per share.

Minimum Investments. There is no initial or subsequent investment minimum for Class R shares of a Fund, except that the initial and subsequent minimums for an IRA are $1,000 and $250, respectively. The investment minimums may be reduced or waived in certain circumstances and may be changed by a Fund at any time.

Payment for Shares. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit card convenience checks, "starter" checks or post-dated checks will not be accepted. In addition, in order to protect the Funds from check fraud, checks payable to third parties will not be accepted. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not

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provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for share purchases must be made by one of the two methods noted below:

•  By check – You may purchase shares with a check drawn on a U.S. bank, payable to The Reserve or payable to and endorsed by the account holder. You must include your account number on your check. A fee (currently $15) will be imposed if any check does not clear and the investor will be liable for any portfolio loss and costs the Fund incurs due to the returned check. Checks may be mailed or delivered to The Reserve, 1250 Broadway, New York, NY 10001-3701.

•  By federal wire – Call The Reserve at 800-637-1700, between 8:30 a.m. and 6:00 p.m. Eastern time on any business day, visit www.TheR.com, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

Your order will be priced at the respective Fund's NAV calculated on the day of receipt if we, or an authorized financial intermediary who has a sales agreement with the Funds' distributor, receive your properly completed order before the cut-off time and your payment by federal wire is received on the same day, and you will earn dividends beginning on that day. If you pay for shares by check, your order will be priced at the NAV calculated on the day we, or an authorized financial intermediary who has a sales agreement with the Funds' distributor, receive your properly completed order before the cut-off time. Share purchases by check begin earning dividends when the check is converted into federal funds (normally the business day after the check is received). Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

Purchasing Shares with Securities. Subject to the approval of the Trust, shares of a Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in the same manner as they would be valued for purposes of pricing the Fund's shares if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

Share Certificates. Share certificates are not issued by the Funds.

Joint Ownership. When an account is registered in the name of two people, either person is entitled to redeem shares in the account. The Trust assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Account Application provides that persons who register their account jointly indemnify and hold the Trust harmless for actions taken by either party.

Investments Through Third Parties. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with a Fund, may be subject to different policies and fees than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Under certain circumstances, the Fund may assist a third party in the collection of any such fees. You should consult a representative of the financial intermediary for more information.

Investments Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cut-off time in order be effected at the two funds' respective NAVs on that day. Exchange requests received after the cut-off time of either Fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone, if you completed the "Redemptions and Exchanges by Telephone" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any

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telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

An exchange of shares of one fund for shares of another fund is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some intermediaries, and some intermediaries may impose additional or different conditions on exchanges by their clients. The exchange privilege may be modified or terminated at any time.

You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Funds may change or discontinue the exchange privilege at any time.

Reserve Automatic Asset-Builder Plan.SM You may make automatic purchases of Class R shares of the Funds by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account. Please call The Reserve at 800-637-1700 or visit our website, www.TheR.com, for an application.

Right to Refuse Purchases and Exchanges. The Funds reserve the right to refuse any purchase or exchange request for any reason.

Anti-Money Laundering Requirements. Each Fund is subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism (USA PATRIOT ACT) Act of 2001 (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request such information from shareholders as will enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

How to Sell Shares

You may redeem your shares on any day that the Funds' NAV is calculated. Shares will be redeemed at the next NAV determined after a redemption request, by telephone or in writing, is received by a Fund, or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of the Funds' NAV on any day will be redeemed at the NAV calculated on the next business day. Shares do not earn dividends on the day a redemption is processed, regardless of the time the order is received.

Redemption proceeds can be paid by check or by wire transfer. When redeeming recently purchased shares, please be aware that if a Fund had not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Funds may suspend the redemption of shares for over seven (7) days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

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A service fee of $2 may be charged for redemption checks of less than $100. There will be a fee of $10 on all wire redemptions of less than $10,000. Service fees may be reduced or waived under certain conditions.

The Funds assume no responsibility for delays in the receipt of wired or mailed payments. Each Fund's NAV is not calculated and redemption requests are not accepted on days the Federal Reserve is closed.

Telephone Requests. If you completed the "Redemptions and Exchanges by Telephone" information on your Account Application, you may redeem your shares by calling 800-637-1700. Telephone redemptions will be sent to the bank or brokerage account designated on your Account Application, if any. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Funds, send a written request with a medallion signature guarantee to the Funds. Telephone redemptions may also be sent to your home address provided that the Fund's records do not indicate that it has been changed within thirty (30) days of such redemption request. Each Fund reserves the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or a Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions which it reasonably believes to be genuine.

Written Requests. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s)and signature(s)of required account holders. A medallion signature guarantee will also be required for the types of redemptions listed below. If you are redeeming shares held in your IRA, please call the Funds for information regarding the applicable withholding requirements.

Medallion Signature Guarantees. The following types of redemptions require written instructions and a medallion signature guarantee:

•  the redemption is for more than $10,000 and the redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

•  the account address has been changed within the past 30 days; or

•  the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Medallion signature guarantees are designed to protect both you and the Funds from fraud and reduce the risk of loss. A medallion signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker-dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide medallion signature guarantees. Joint account owners need only provide a medallion signature guarantee for one of the account's registered owners.

Redemptions Through Third Parties. If you purchased or hold Fund shares through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve the firm's own redemption minimums, services fees or other requirements, which may be different from those described here. Under certain circumstances, a Fund may assist a third party in the collection of any such fees.

Redemptions Through the Exchange Privilege. You may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cut-off time in order be effected at the two funds' respective NAVs on that day. Exchange requests received after the cut-off time of either fund will be effected on the next day on which the Funds' NAVs is calculated.

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Exchanges are available by telephone if you completed the "Redemptions and Exchanges by Telephone" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

An exchange of the shares of one fund for the shares of another fund is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some financial intermediaries, and some financial intermediaries may impose additional or different conditions on exchanges by their clients. The exchange privilege may be modified or terminated at any time.

Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Funds may change or discontinue the exchange privilege at any time.

Redemptions in Kind. If the amount of a redemption request is large enough to affect a Fund's operations (for example, if the request is greater than $250,000 or 1% of the Fund's NAV), the Fund reserves the right to make payment in liquid portfolio securities rather than in cash ("redemption in kind"), without notice. A shareholder may incur transaction expenses in converting the securities received into cash, as well as taxes on any capital gain from the sale as with any redemption.

Minimum Balance Requirement. Because of the expenses of maintaining shareholder accounts, if your account, other than an IRA account, has an average monthly account balance of less than $1,000 and there has been no shareholder activity in the account for the past 12 months, the Funds may, after 30 days' notice, charge a monthly Low Balance Fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some financial intermediaries may establish different minimum balances and fee amounts.

Frequent Purchases and Redemptions

Each Fund is designed as an investment vehicle for short-term cash management and is intended to provide liquidity to shareholders. Purchases or sales of shares of the Funds, and exchanges between funds in the Reserve family of funds, should not be used to exploit short-term swings in the market. Frequent purchases and sales of Fund shares by investors may increase fund expenses and necessitate changes in portfolio management strategies. RMCI does not monitor or limit short-term trading activity in the Fund regardless of frequency. Accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the Fund reserves the right to and may reject or cancel a purchase or exchange order for any reason, including if, in RMCI's opinion, there appears to be a pattern of excessive trading by an investor in other funds in the Reserve family of funds. The Fund or an authorized financial intermediary, as the case may be, will provide notification of such a rejection or cancellation within one business day of the placement of the order. The Funds may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders, although it is the Funds' intention to do so. Any limitations on a shareholder's ability to exchange shares will not affect such shareholder's ability to redeem his or her shares.

13

shareholder services

Shareholder Services

The Funds offer a variety of account services to make it more convenient to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call us at 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our website at www.TheR.com. The following account services are available to investors who hold their shares directly through The Reserve. These services may not be available through financial intermediaries, who may offer different services. If you are purchasing or if you hold your Fund shares through a financial intermediary, please consult a representative of the intermediary regarding what account services are available.

Reserve Easy Access.SM Easy Access is The Reserve's 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions.

Reserve Online Access.SM You may access your account activity for the previous six months, current price information and other information through Online Access at www.TheR.com. You must call The Reserve at 800-637-1700 to activate Online Access.

Shareholder Communications. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Funds immediately. Failure to do so could result in the shareholder suffering a loss.

Additionally, shareholders receive an Annual Report, containing audited financial statements, and an unaudited Semi-Annual Report. Duplicate copies of shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report, will not be sent to related accounts at a common address, unless we receive instructions to the contrary from you. Shareholders who are clients of some financial intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. If you would like to receive additional copies of these materials, please contact the Funds or the financial intermediary through which you purchased your Fund shares.

Special Services. The Funds may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but not limited to, providing copies of shareholder checks and account statements from past periods, stop payment orders, and special research services.

Stop Payments. Each Fund will honor stop payment requests on unpaid shareholder checks provided that it is advised of the correct check number, payee, check amount and date. Stop payment requests received by a Fund by the cut-off time will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

Reserve Automatic Asset-Builder Plan.SM The Asset Builder Plan enables you to make automatic share purchases by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account.

Reserve Automatic Transfer Plan.SM With the Automatic Transfer Plan, you may make free automatic transfers from your Fund account to the eligible checking, NOW or bank money market deposit account that you designate. You may choose to have dividends or distributions transferred to your designated account on a monthly basis or to have a specific dollar amount transferred to your designated account on a monthly, quarterly or annual basis. There is a $25 minimum amount for these transfers. You may also have amounts transferred to your designated account from telephone redemptions of $100 and over. To be eligible for these services, you must have an account with a balance of at least $5,000, and submit an Automatic Transfer Plan application to the Fund.

14

shareholder services

Individual Retirement Accounts. You may use a Fund as an investment for an Individual Retirement Account (IRA). For more information call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our website at www.TheR.com for an IRA Account Application.

Reserve Cash Performance Account.SM The Reserve Cash Performance Account (Reserve CPA®) offers a comprehensive package of services, including unlimited, no-minimum checking, and detailed monthly statements. A Visa Gold Check Card (with ATM access) and the Reserve Airline Rewards Program are available for an annual fee. There is no monthly fee, but a $1,000 minimum is required to open a Reserve CPA account.

Reserve Cash Performance Plus.SM The Reserve CPA "Plus"® (CPA+) offers all of the services included with the CPA account, plus a year-end summary statement and a free Visa Platinum Check Card (with ATM access). The Reserve Airline Rewards Program is available for an annual fee. There is a monthly fee of $5 and a $5,000 minimum is required to open a CPA+ account.

Reserve eChecking.® Reserve eChecking is another way you can make redemptions from your account through check-writing privileges. Reserve eChecking is an online bill payment service, which provides the ability to pay bills and more with point-and-click convenience. You will be charged a fee, currently $4.95 per month, for unlimited transactions.

Reserve eDelivery.SM The Funds may provide electronic delivery of this Prospectus and other shareholder communications by eDelivery. In order to receive this service, you must register your account and provide us with e-mail information. Please call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day for more information or enroll online at www.TheR.com/eDelivery. You must provide a verifiable e-mail address to enroll. Reserve eDelivery may not be available if you hold your Fund shares through a broker-dealer or other financial intermediary. Contact a representative of the financial intermediary for more information.

Shareholder Service Policies. The Funds' policies concerning the account services are subject to change from time to time. The Funds reserve the right to increase the minimum initial investment amount and to change the minimum account size subject to a Low Balance Fee or involuntary redemption. The Funds further reserve the right to impose service charges for other special services provided to individual shareholders including, but not limited to, fees for returned checks, stop payment orders on checks, and special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

15

dividends & taxes

Dividends & Taxes

The following discussion is intended as general information only; it is not a complete analysis of the federal tax implications of an investment in a fund. Because each person's tax situation is unique, you should consult your own tax adviser(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. If you invest through a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends and distributions paid by a Fund until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser. The applicable tax laws affecting a Fund and its shareholders are subject to change, including retroactive change.

The Funds declare dividend distributions daily and pay them monthly. The dividend distribution will include the net investment income and could at times include amounts of realized short-term capital gains, if any, on securities holdings and other Fund assets. The Funds anticipate that most of their dividends will consist of interest income, and that capital gains, if any, will be primarily short-term capital gains. Over the course of the year, substantially all of a Fund's net investment income and net short-term capital gains will be declared as dividends. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

Each Fund intends to maintain its status as a regulated investment company for federal income tax purposes, so that a Fund will not be liable for federal income taxes on the amounts distributed to shareholders. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes.

The tax rate on certain dividend income and long-term capital gains is reduced under current law through 2010. However, to the extent each Fund's distributions are derived from taxable income on short-term debt securities and short-term capital gains, a Fund's distributions will not be eligible for this reduced tax rate. Distributions of any long-term capital gains earned by the Fund would be taxable to you as a long-term capital gains, regardless of how long you have held your Fund shares.

All distributions are paid in the form of additional shares, unless you have requested that they be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Funds. Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares.

If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and may recognize gain or loss on the transaction. Such gain or loss will generally be capital gain or loss, if any, which will be subject to the rules on long-term capital gains and losses to the extent you have held your shares for more than one year. Because each Fund seeks to maintain a stable $1.00 NAV, you are not likely to recognize a gain or loss on the redemption or exchange of shares.

After the end of each year, each Fund will provide you with information about the dividends and distributions you received. If you do not provide a Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your dividends, distributions and redemption proceeds.

The Funds will only purchase a municipal obligation or other security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., "tax-exempt") (excluding the federal alternative minimum tax). To the extent that the dividends distributed by a Fund are from bond interest income that is excludable from gross income for federal income tax purposes and are properly designated as "exempt-interest dividends" by the Fund, they are generally exempt from federal income tax, except that income on investment by the Funds in certain private activity bonds may be subject to the federal alternative minimum tax. To the extent dividends distributed by a Fund are from bond interest income that is also excludable from gross income for the specific state's income tax purposes, they are exempt from personal income tax of the specific state (and in certain circumstances, local income tax). To the extent applicable, the value of shares in a Fund should be exempt from state and/or local intangible personal property taxes in the specific state. If you hold shares of a Fund investing in a state other than your state of residence, dividends received generally will be

16

dividends & taxes

subject to state and, where applicable, local personal income tax. Capital gain distributions may be subject to the income tax of the specific state.

There is the possibility that events occurring after the date of issuance of a security may result in a determination that the interest on that security is, in fact, includible in gross income for federal income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Individual and corporate investors in the Funds may be subject to the federal alternative minimum tax (AMT) with respect to distributions that are attributable to income from investments by the Funds in private activity bonds. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. As of July 16, 2007, due to a change in the fundamental investment policies of those Funds approved by shareholders, the investment objectives of the Funds and permit investment in private activity bonds, the interest on which may be subject to the AMT.

A Fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be ordinary income when it is paid to you. A Fund's investments in these and certain other debt obligations may cause the Fund to recognize taxable income in excess of the cash received from such obligations. If this happens, such Fund may be required to sell other investments in order to satisfy its distribution requirements.

It is each Fund's intention to distribute substantially all of its net investment income. At times a portion of a Fund's daily dividend distribution may come from net realized short-term capital gains or other Fund assets. If, for any distribution, a Fund's net investment income and net realized short-term capital gain are less than the amount of the distribution, the differences could result in a return of capital to investors for tax purposes. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a Fund.

17

financial highlights

Financial Highlights

The Financial Highlights tables below are intended to help you understand each Fund's financial performance for the periods indicated. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the respective Fund (assuming reinvestment of all dividends). The information for 2006 and 2007 has been audited by KPMG LLP, whose report, along with each Fund's financial statements, are included in the Funds' Annual Report, which is available upon request by calling 800-637-1700. For all periods ending on or before May 31, 2005, the information provided was audited by another auditor. As of July 16, 2007, the Funds were no longer limited to investing 80% of their net assets in investments which were, in the opinion of counsel, not subject to federal alternative minimum tax.

Connecticut Municipal Money-Market Fund

	Class R** Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0259	0.0179	0.0068	0.0006	0.0025
Dividends from net investment income	(0.0259)	(0.0179)	(0.0068)	(0.0006)	(0.0025)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.63%	1.81%	0.68%	0.06%	0.25%
Ratios/Supplemental Data
Net assets end of year (millions)	$46.6	$27.3	$23.4	$21.5	$36.4
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.96%	0.99%	1.00%	0.86%	0.98%
Ratio of net investment income to average net assets	2.60%	1.79%	0.68%	0.06%	0.25%

**  Effective November 28, 2006 Single Class was redesignated as Class R.

Massachusetts Municipal Money-Market Fund

	Class R** Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0259	0.0181	0.0068	0.0006	0.0030
Dividends from net investment income	(0.0259)	(0.0181)	(0.0068)	(0.0006)	(0.0030)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.63%	1.82%	0.68%	0.06%	0.30%
Ratios/Supplemental Data
Net assets end of year (millions)	$24.4	$28.5	$22.2	$17.8	$20.8
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.01%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	(b)	1.00%	0.88%	0.98%
Ratio of net investment income to average net assets	2.59%	1.84%	0.69%	0.06%	0.30%

**  Effective November 28, 2006 Single Class was redesignated as Class R.

(b)  As there were no fee waivers during the period, this is not applicable.

18

financial highlights

Ohio Municipal Money-Market Fund

	Class R** Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0261	0.0184	0.0071	0.0006	0.0030
Dividends from net investment income	(0.0261)	(0.0184)	(0.0071)	(0.0006)	(0.0030)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.65%	1.86%	0.71%	0.06%	0.30%
Ratios/Supplemental Data
Net assets end of year (millions)	$17.4	$18.7	$19.0	$10.9	$10.4
Ratio of expenses to average net assets, before fee waivers	1.02%	1.00%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.00%	1.00%	1.00%	0.92%	0.99%
Ratio of net investment income to average net assets	2.61%	1.83%	0.79%	0.06%	0.29%

**  Effective November 28, 2006 Single Class was redesignated as Class R.

Virginia Municipal Money-Market Fund

	Class R** Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0260	0.0181	0.0067	0.0006	0.0025
Dividends from net investment income	(0.0260)	(0.0181)	(0.0067)	(0.0006)	(0.0025)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.64%	1.82%	0.67%	0.06%	0.25%
Ratios/Supplemental Data
Net assets end of year (millions)	$25.8	$20.7	$13.7	$11.0	$11.3
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.97%	0.91%	1.00%	0.90%	0.95%
Ratio of net investment income to average net assets	2.61%	1.88%	0.70%	0.06%	0.24%

**  Effective November 28, 2006 Single Class was redesignated as Class R.

19

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privacy policy

PROTECTING YOUR PRIVACY AT THE RESERVE*

Protecting Customer Information: Keeping your personal information secure is important to us at The Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION.WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

The Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

Who Is Covered by Our Privacy Policy: This Privacy Policy applies to all current and former customers of The Reserve. Customers who receive information from The Reserve through the Internet are covered by The Reserve's Internet Security Statement, which is posted on our website at www.TheR.com. The site also contains links to unaffiliated websites. The Reserve is not responsible for the privacy practices or the content of such other websites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.TheR.com. You will be notified of any major change to the Privacy Policy.

Types of Information We Collect From Our Customers:

•  Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

•  Information about your Reserve account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Reserve and others.

•  Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•  If you visit our website, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our website keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring website (if any) and other parameters in the URL. We use this data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our website at www.TheR.com for more information.

•  If you utilize The Reserve's online services, we retain your user ID and password and information about your use of our website so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

Use of Information: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. The Reserve shares personal information about you to give you superior customer service,

(i)

privacy policy

provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

•  Legal and Routine Business Reasons. The Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third party service providers for the sole purpose of performing services for The Reserve. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve, such as printing statements, checks, etc.

•  Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by The Reserve to market The Reserve products and services exclusively, except for information about customers in our Cash Sweep program.

•  Sharing Information within The Reserve. The Reserve and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

Questions: If you have any questions, please call our Institutional Sales Department between the hours of 8:00a.m. and 5:00p.m. Eastern Time or send a letter to The Reserve, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701.

We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@TheR.com or call us at 800-637-1700 and press "0".

Options relating to disclosure of personal information: We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@TheR.com or call us at 800-637-1700 and press "0". If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our website.

Ways you can protect your privacy:

Here are some measures to take to help prevent theft of your identity:

•  Do not share your account information, including personal or secret codes or passwords, with others.

•  Never provide confidential information to unknown callers.

•  Protect your account records including all statements and receipts.

•  Use a secure browser when doing business on the Internet, and exit online applications when finished.

If you believe you may be a victim of identity theft, you should:

•  Contact The Reserve customer service immediately.

(ii)

privacy policy

•  Report the theft to each of these credit reporting agencies: Experian -888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

•  File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

•  Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

*  All references in this notice to "The Reserve" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management Co., Inc., or Resrv Partners, Inc., member FINRA.

(iii)

This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is incorporated by reference into this Prospectus. Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-Annual Reports. Each Fund's Annual and Semi-Annual Reports list the Fund's holdings, describe Fund performance, and include other information about the Fund's investments. You may obtain these documents without charge, make inquiries or request other information about the Funds by calling The Reserve toll free at 800-637-1700. You may also obtain these documents and the SAI from the Funds' website at www.TheR.com or by writing to The Reserve, 1250 Broadway, New York NY 10001-3701.

Information about each Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 1-202-551-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investors are advised to read and retain
this prospectus for future reference.

1250 Broadway, New York, NY 10001-3701
212-401-5500

General Information and 24-Hour Yield and Balance Information
800-637-1700—www.TheR.com

Distributor—Resrv Partners, Inc.
RF/SK 12/07

Investment Company Act File Numbers: 811-3696
Reserve Municipal Money-Market Trust II

Connecticut Municipal
Money-Market Fund
(formerly Connecticut Tax-Exempt Fund)
Massachusetts Municipal
Money-Market Fund
(formerly Massachusetts
Tax-Exempt Fund)
Ohio Municipal Money-Market Fund
(formerly Ohio Tax-Exempt Fund)
Virginia Municipal Money-Market Fund
(formerly Virginia Tax-Exempt Fund)

Prospectus
September 28, 2007,
as revised December 3, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Reserve
Municipal
Money-Market Trust II

Connecticut Municipal
Money-Market Fund

(formerly Connecticut
Tax-Exempt Fund)

Massachusetts Municipal
Money-Market Fund

(formerly Massachusetts
Tax-Exempt Fund)

Ohio Municipal Money-Market Fund

(formerly Ohio Tax-Exempt Fund)

Virginia Municipal Money-Market Fund

(formerly Virginia Tax-Exempt Fund)

September 28, 2007
as revised
December 3, 2007

RES-1  12/03/07

Class Treasurer's Trust:
Primary Fund
Interstate Tax-Exempt Fund

The Reserve Fund and the Reserve Municipal Money-Market Trust II offer Class Treasurer's Trust shares of two no-load money market funds in this Prospectus:

•  Primary Fund and

•  Interstate Tax-Exempt Fund

Prospectus
September 28, 2007,
as revised
December 3, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(This page has been left blank intentionally.)

table of contents

about the funds

Investment Objectives	2

Principal Investment Strategies	2

Principal Risks	5

Performance	7

Fees & Expenses	8

Fund Management	9

your account

How to Buy Shares	10

How to Sell Shares	12

Frequent Purchases and Redemptions	14

shareholder services	15

dividends & taxes	17

financial highlights	19

questions?

Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve.

The Reserve
1250 Broadway
New York, NY 10001-3701
800-637-1700 (telephone)
212-401-5930 (facsimile)
customerservice@TheR.com
or visit our website at www.TheR.com

It Pays to Keep Money in Reserve®

about the funds

Investment Objectives

The investment objective of the Primary Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity.

The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes, including the federal alternative minimum tax, as is consistent with preservation of capital and liquidity.

The Primary Fund and the Interstate Tax-Exempt Fund are referred to together as the "Funds."

Principal Investment Strategies

The Funds are money market funds, designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, evaluating the credit of issuers, investing in round lots, and safeguarding the receipt and delivery of securities. Each Fund invests only in short-term securities and seeks to maintain a stable $1.00 share price.

•  Short-term securities – securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, and 397 days (13 months) for other securities.

The investment adviser to the Funds monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are invested in a mix of U.S. dollar-denominated money market securities that are intended to provide as high a yield as possible without violating each Fund's credit quality and maturity policies or jeopardizing the stability of its share price. The average maturity of each Fund's securities portfolio will not be more than 90 days.

•  Money market securities – short-term securities that conform to the duration and credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Primary Fund. The Primary Fund seeks to attain its objective by investing in U.S. government securities, corporate debt obligations, asset-backed securities, obligations of domestic and foreign banks (including deposit-type obligations), instruments of comparable quality as determined by the Board of Trustees and instruments fully collateralized by such obligations.

•  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

The Primary Fund will principally invest in debt and deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and securities backed by letters of credit, of U.S. banking institutions that are members of the Federal Deposit Insurance Corporation (FDIC), other U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks (Eurodollar obligations and Yankeedollar obligations) located in major industrialized nations in Western Europe, and other countries such as Australia and Canada, which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies; commercial paper; and asset-backed securities. The Primary Fund may invest more than 25% of its assets in bank obligations.

•  Eurodollar obligations – dollar-denominated debt obligations issued by foreign branches or subsidiaries of U.S. banks and by foreign banks.

•  Yankeedollar obligations – dollar-denominated debt obligations issued by U.S. branches or subsidiaries of foreign banks.

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The Primary Fund may also invest in municipal obligations. Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.

Credit Quality. The Primary Fund may invest in securities rated in one of the two highest short-term ratings, generally by two of the nationally recognized statistical rating organizations. Securities that are not rated may also be purchased by the Primary Fund, provided the investment adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

Maturity. The average maturity of the Primary Fund's securities portfolio will not be more than 90 days. In addition, the Primary Fund will not purchase securities with maturities of more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, or 397 days (13 months) for other securities. The Primary Fund may at times purchase municipal floating rate and variable rate demand obligations, normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Primary Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

Interstate Tax-Exempt Fund. The Interstate Tax-Exempt Fund may invest in U.S. government securities backed by the full faith and credit of the U.S. government.

•  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

•  Full faith and credit – The strongest credit backing offered by the U.S. government and the highest degree of safety with respect to the payment of principal and interest.

The Interstate Tax-Exempt Fund seeks to attain its objective by investing at least 80% of the Interstate Tax-Exempt Fund's net assets, plus amounts of any borrowings for investment purposes, in high-quality municipal obligations issued by states, counties, or other governmental entities that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (and does not subject investors to the federal alternative minimum tax). Interest received on certain otherwise tax-exempt securities issued by or on behalf of public authorities to finance various facilities operated for private profit, known as private activity bonds, may be classified as "tax-preference items," which could subject certain shareholders to the federal alternative minimum tax.

•  Municipal obligations – Debt obligations issued to obtain funds for various governmental and public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities.

•  Private activity bonds – Private activity bonds and notes, which are considered a category of municipal obligations, are a specific type of revenue bond or note backed by the credit of a private issuer.

Municipal Obligations. Municipal obligations include general obligation bonds, revenue bonds, private activity bonds (or industrial development bonds under pre-1986 law) and moral obligation bonds. Certain types of private activity bonds that are issued by or on behalf of public authorities to finance various facilities operated for private profit municipal obligations and may bear fixed, variable or floating rates of interest.

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•  General obligation bonds – Obligations backed by the taxing power of the issuer.

•  Revenue bonds – Obligations backed by revenue from a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power.

•  Industrial development bonds – An industrial development bond or note is a specific type of revenue bond or note backed by the credit of a private issuer.

•  Moral obligation bonds – Obligations issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of a state or municipality.

General obligation bonds, revenue bonds, private activity bonds, industrial development bonds and moral obligation bonds must all meet the same credit quality standards, as described below.

•  Credit Quality. The Interstate Tax-Exempt Fund may purchase tax-exempt securities, which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") or the equivalent. Obligations that are not rated may also be purchased, provided that the adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

•  Maturity. The Interstate Tax-Exempt Fund may purchase floating and variable rate demand obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Funds will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such obligations requires more than seven (7) days' notice.

In addition to the investments noted above, the Interstate Tax-Exempt Fund may invest in the following:

•  Tax-exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Interstate Tax-Exempt Fund will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's, A-1 by S&P or F-1 by Fitch's Investor Service.

•  Tender Option Bonds. A tender option is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, the Interstate Tax-Exempt Fund may buy tender option bonds if the agreement gives the Interstate Tax-Exempt Fund the right to tender the bond to its sponsor no less frequently than once every 397 days. The adviser will consider on an ongoing

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basis the creditworthiness of the issuer of the underlying obligation, any custodian, and the third party provider of the tender option. For certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons. There is a risk that the Interstate Tax-Exempt Fund will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

In addition to the other instruments described above, each Fund may keep up to 20% of its assets in cash on deposit at its custodian bank when it is considered in the best interests of the funds' shareholders. The bank will reduce its custody fee by a rate payable on the cash balance and the adviser will waive its comprehensive management fee in the same amount. This strategy will be used when, in the adviser's view, it will result in a higher yield than if the Fund had invested the cash in municipal securities.

Repurchase Agreements. Each of the Funds may invest in repurchase agreements but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repurchase agreements to 5% of its total net assets, except for temporary or emergency purposes, and to those whose underlying obligations are backed by the full faith and credit of the United States. Securities subject to repurchase agreements will be segregated and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

•  Repurchase agreements – Under a repurchase agreement, the seller agrees to repurchase a security from the buyer at a mutually agreed upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

Disclosure of Portfolio Holdings. A description of each Fund's policies and procedures with respect to the disclosure of portfolio holdings is available in the Statement of Additional Information.

Principal Risks

The Funds are money market mutual funds that seek to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Each Fund has maintained a constant share price since inception, and will strive to continue to do so. The value of each Fund's net assets may change based on changes in market, economic, political and financial developments. The following factors could reduce the income or capital gains received on a Fund's portfolio and therefore the Fund's yield:

•  Interest Rate Risk. Most of the Funds' performance depends on interest rates, and when interest rates fall, the Funds' yields will typically fall as well. When interest rates go up, the value of an investment in debt securities generally goes down. When interest rates are rising, the value of long-term debt securities generally goes down more than the value of the short term securities in which the Funds invest. In addition, as investments mature, the proceeds may be reinvested at rates that are lower than levels previously earned.

•  Credit Quality Risk. Overall, a decline in the credit quality of an issuer, or of the provider of a credit support or maturity-shortening structure for a security, can cause the value of a money-market security to decrease.

•  Returns. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.

•  Banking Industry Risks. The Primary Fund is also subject to the risk associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.

•  Suitability. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Funds are not intended to be a balanced investment program. They are intended to provide professional

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management for your cash and a convenient way to gain interest income as part of a diversified portfolio. A state specific fund is generally not suitable for residents of another state.

•  Repurchase Agreement Risk. Repurchase agreements involve the risk that the other party may default on its obligations, which may cause delays, losses and restrictions on a Fund's ability to dispose of the underlying securities.

•  Municipal Securities. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders.

The Primary Fund is also subject to the risks associated with the types of securities held:

•  Asset-Backed Securities. Asset-backed securities that are subject to prepayment may lose more value due to changes in interest rates than will other debt securities, especially during periods when those rates are declining.

•  Foreign Securities. Eurodollar and Yankeedollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, higher transaction costs, seizure of foreign deposits, currency controls or other governmental restrictions that might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.

•  Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of the securities may be lower than the price at which the Fund has agreed to repurchase them, or that the other party may fail to return the securities at the agreed time. If the Fund is not able to recover the securities and the value of the collateral held by the Fund is less than the value of the securities, the Fund may experience a loss.

The Interstate Tax-Exempt Fund is also subject to the risks associated with:

•  Guaranteed Securities Risks. The investments secured by letters of credit or bank guarantees are also subject to the risks associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.

•  Taxability Risk. The Interstate Tax-Exempt Fund intends to minimize the payment of taxable income to shareholders by investing in municipal obligations and other tax-exempt securities in reliance on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Such securities, however, may be determined to pay, or to have paid, taxable income subsequent to the Interstate Tax-Exempt Fund's acquisition of the securities. In that event, the Internal Revenue Service may demand that the Interstate Tax-Exempt Fund pays taxes on the affected interest income, and, if the Interstate Tax-Exempt Fund agrees to do so, the Interstate Tax-Exempt Fund's yield could be adversely affected. If a security acquired based on reliance on such an opinion of counsel is subsequently determined to pay interest that is includable in gross income for federal income tax purposes, the Interstate Tax-Exempt Fund will dispose of that security as soon as reasonably practicable. The dividends paid to shareholders with respect to such security may be taxable, however.

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Performance

The bar charts and tables below provide an indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year. The bar charts show each Fund's annual total returns for Class Treasurer's Trust shares for each of the last ten calendar years or for each completed calendar year since inception, as applicable. Past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown above, the highest quarterly return was 1.19% for the quarter ended December 31, 2006, and the lowest quarterly return was 0.12% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 2.37%.

Average Annual Total Returns as of December 31, 2006	One Year	Five Years (Annualized)	Ten Years or Since Inception (Annualized)
Primary Fund Class Treasurer's Trust	4.53%	1.97%	2.07	%**

  **  Inception date is May 29, 2001.

During the periods shown above, the highest quarterly return was 0.77% for the quarter ended June 30, 2007, and the lowest quarterly return was 0.06% for the quarter ended September 30, 2003. The return for the period from January 1, 2007, to June 30, 2007, was 1.50%.

Average Annual Total Returns as of December 31, 2006	One Year	Five Years	Ten Years or Since Inception
Interstate Fund Class Treasurer's Trust	2.82%	1.33%	0.77	%**

  ** Class inception date is April 17, 2001.

For the Funds' current yields, call toll-free 800-637-1700
or visit our website at www.TheR.com.

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Fees & Expenses

Each Fund offers Class Treasurer's Trust, which are designed for individual investors. You may pay the fees and expenses, described in the table below, if you buy and hold the Class Treasurer's Trust shares of the Funds. The Funds are no-load funds, meaning that there are no sales charges (loads) or exchange fees associated with an investment in any Fund.

Primary Fund
Interstate Tax-Exempt Fund

Shareholder Fees*
(Fees paid directly from your investment)	Class Treasurer's Trust
Shareholder Transaction Fees**	None
Redemption Fees***	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee****	0.61%
Distribution and Service (12b-1 fee)	None
Other Expenses†	None
Total Annual Fund Operating Expenses	0.61%

*    The fees and expenses provided herein are based on the "Comprehensive Management Fee" and the Distribution Plan approved by shareholders on June 26, 2007, and effective as of July 16, 2007.

**    The Funds may charge the following fees to a limited number of shareholders depending on their particular circumstance and services requested: A monthly "Low Balance Fee" (currently $15) may be imposed on Class Treasurer's Trust accounts (other than Individual Retirement Accounts (IRA)) with a monthly average account balance of less than $1,000 in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $100 may be charged on redemption checks for less than $100,000 for Class Treasurer's Trust shares. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

***    Certain shareholders may also be subject to a fee for certain below-minimum redemptions by wire or check. See "How to Sell Shares."

****  The Funds pay a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses (see below). The advisory fee of 0.08% of the "Comprehensive Management Fee" is the same for all share classes.

†    Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Trustees who are not "interested persons" of the Adviser as defined in the Investment Company Act of 1940 ("Independent Trustees"), including the fees of the independent counsel of the Independent Trustees. It is estimated that these fees and expenses will be less than 0.005% for each Fund.

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Primary Fund	One Year	Three Years	Five Years	Ten Years
Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86
Interstate Tax-Exempt Fund	One Year	Three Years	Five Years	Ten Years
Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86

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Fund Management

The Investment Adviser. The investment adviser for the Funds is Reserve Management Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001-3701. RMCI has provided investment advice to investment companies within the Reserve family of funds since November 15, 1971. As of August 31, 2007, RMCI had over $47 billion in assets under management. RMCI manages each Fund, subject to policies adopted by the Trustees of the Trust, under the terms of an Investment Management Agreement with the Trust, on behalf of each Fund. The Investment Management Agreement provides that RMCI will furnish continuous investment advisory and other management and administrative services to each Fund. For its services, each Fund pays RMCI a comprehensive management fee at an annual rate, based on the average daily net assets. The comprehensive management fee is 0.61% annually of the average daily net assets for Class Treasurer's Trust shares.

A discussion regarding the basis for the approval by the Board of Trustees of the Investment Management Agreement will be available in each Fund's Semi-Annual Report to Shareholders for the period ending November 30, 2007.

The Distributor. The Funds' distributor, Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001, is an affiliate of RMCI. The Class Treasurer's Trust shares are not subject to a distribution (Rule 12b-1) fee or other sales charge.

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How to Buy Shares

Share Classes. Presently, the Funds offer Class Treasurer's Trust shares, which are designed for individual investors. Please contact The Reserve before you invest.

Account Ownership. You will also need to specify whether you wish to open a corporate account, a joint account or an individual account. When an account is registered jointly in the names of two people, either person is entitled to redeem any or all of the shares in the account. The Account Application provides that each party to a joint account will indemnify the Fund for actions taken on the instructions of the other party. The Funds will not be responsible for actions taken by either party with respect to this type of account.

How Fund Shares Are Priced. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is the Fund's net asset value (NAV) per share for that class of shares, reduced for any applicable redemption fee. The NAV per share is calculated by taking the total value of assets of each share class, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding. Each Fund uses the amortized cost method of valuing its securities, which is a standard calculation that does not take into account unrealized gains or losses.

Calculation of Net Asset Value. Each Fund's NAV is calculated as of its cut-off time for accepting purchase orders and redemption requests (the "cut-off time"). The cut-off times are 8:30 a.m., 9:00 a.m., thereafter hourly up to and including 5:00 p.m. Eastern Time for the Primary Fund. The cut-off times for the Interstate Tax-Exempt Fund are 8:30 a.m., 9:00 a.m., and thereafter hourly up to and including 2:00 p.m. Eastern Time for purchases and 8:30 a.m., 9:00 a.m., and thereafter hourly up to and including 12:00 Eastern Time for redemptions. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day when banks are closed. However, the NAV may be calculated and purchase and redemption orders accepted on any such day if RMCI determines it is in the shareholders' interests to do so. No purchase of shares will be modified or cancelled after the cut-off time set for calculating the Funds' NAV. The NAV for each class of a Fund's shares is computed by dividing the value of the net assets of the class by the number of outstanding shares of such class. The valuation of a Fund's portfolio securities is based upon their amortized cost and does not take into account unrealized gains or losses. This method values a security at its cost and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, there may be some periods during which the value of a security determined by the amortized cost method would be higher or lower than the price the Fund would receive if it sold the security.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. RMCI will report to the Trustees any deviations of more than 0.25% from the Funds' NAV calculated using the amortized cost basis. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to new investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a NAV per share solely by using available market quotations. The Funds cannot guarantee that their respective NAV will remain at $1.00 per share, although the NAV of each Fund has done so since inception.

Minimum Investments. There is no initial or subsequent investment minimum for Class Treasurer's Trust shares of a Fund, except that the initial and subsequent minimums for an IRA are $1,000 and $250, respectively. The investment minimums may be reduced or waived in certain circumstances and may be changed by a Fund at any time.

Payment for Shares. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit card convenience checks, "starter" checks, or post-dated checks will not be accepted. In addition, in order to

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protect the Funds from check fraud, checks payable to third parties will not be accepted. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for share purchases must be made by one of the two methods noted below:

•  By check – You may purchase shares with a check drawn on a U.S. bank, payable to The Reserve or payable to and endorsed by the account holder. You must include your account number (or Taxpayer Identification Number) on your check. A fee (currently $15) will be imposed if any check does not clear and, the investor will be liable for any loss the Fund incurs due to the returned check. Checks may be mailed or delivered to The Reserve, 1250 Broadway, New York, NY 10001-3701.

•  By federal wire – Call The Reserve at 800-637-1700, between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day, visit www.TheR.com, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

Your order will be priced at the respective Fund's NAV calculated on the day of receipt if we, or an authorized financial intermediary who has a sales agreement with the Funds' distributor, receive your properly completed order before the cut-off time and your payment by federal wire is received on the same day, and you will earn dividends beginning on that day. If you pay for shares by check, your order will be priced at the NAV calculated on the day we, or an authorized financial intermediary who has a sales agreement with the Funds' distributor, receive your properly completed order before the cut-off time. Share purchases by check begin earning dividends when the check is converted into federal funds (normally the business day after the check is received). Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

Purchasing Shares with Securities. Subject to the approval of the respective Trust, shares of a Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in the same manner as they would be valued for purposes of pricing the Fund's shares if such assets were included in the Fund's assets at the time of purchase. Each Trust reserves the right to amend or terminate this practice at any time.

Share Certificates. Share certificates are not issued by the Funds.

Joint Ownership. When an account is registered in the name of two people, either person is entitled to redeem shares in the account. The Trust assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Account Application provides that persons who register their account jointly indemnify and hold the Trust harmless for actions taken by either party.

Investments Through Third Parties. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with a Fund, may be subject to different policies and fees than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Under certain circumstances, the Fund may assist a third party in the collection of any such fees. You should consult a representative of the financial intermediary for more information.

Investments Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cut-off time in order be effected at the two funds' respective NAVs on that day. Exchange requests received after the cut-off time of either Fund will be effected on the next day on which the Funds' NAV is calculated.

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Exchanges are available by telephone, if you completed the "Redemptions and Exchanges by Telephone" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

An exchange of shares of one fund for shares of another fund is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some intermediaries, and some intermediaries may impose additional or different conditions on exchanges by their clients. The exchange privilege may be modified or terminated at any time.

You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Funds may change or discontinue the exchange privilege at any time.

Reserve Automatic Asset-Builder Plan.SM You may make automatic purchases of Class Treasurer's Trust shares of a Fund by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account. Please call The Reserve at 800-637-1700 or visit our website at www.TheR.com for an application.

Right to Refuse Purchases and Exchanges. The Funds reserve the right to refuse any purchase or exchange request for any reason.

Anti-Money Laundering Requirements. Each Fund is subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism (USA PATRIOT ACT) Act of 2001 (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request such information from shareholders as will enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

How to Sell Shares

You may redeem your shares on any day that the Funds' NAV is calculated. Shares will be redeemed at the next NAV determined after a redemption request, by telephone or in writing, is received by a Fund, or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of the Funds' NAV on any day will be redeemed at the NAV calculated on the next business day. Shares do not earn dividends on the day a redemption is processed, regardless of the time the order is received.

Redemption proceeds can be paid by check or wire transfer. When redeeming recently purchased shares, please be aware that if a Fund has not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Funds may suspend the redemption of shares for over seven days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

12

your account

A service fee of $2 may be charged on redemption checks for less than $100. A wire redemption fee of $100 may be charged on wires of less than $100,000. Service fees may be waived under certain conditions.

The Funds assume no responsibility for delays in the receipt of wired or mailed payments. Each Fund's NAV is not calculated and redemption requests are not accepted on days the Federal Reserve is closed.

Telephone Requests. If you completed the "Redemptions and Exchanges by Telephone" information on your Account Application, you may redeem your shares by calling 800-637-1700. Telephone redemptions will be sent to the bank or brokerage account designated on your Account Application, if any. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Funds, send a written request with a medallion signature guarantee to the Funds. Telephone redemptions may also be sent to your home address provided that the Fund's records do not indicate that it has been changed within thirty (30) days of such redemption request. Each Fund reserves the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or a Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions which it reasonably believes to be genuine.

Written Requests. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s)and signature(s)of required account holders. A medallion signature guarantee will also be required for the types of redemptions listed below. If you are redeeming shares held in your IRA, please call the Funds for information regarding the applicable withholding requirements.

Medallion Signature Guarantees. The following types of redemptions require written instructions and a medallion signature guarantee:

•  the redemption is for more than $10,000 and the redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

•  the account address has been changed within the past 30 days; or

•  the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Medallion signature guarantees are designed to protect both you and the Funds from fraud and reduce the risk of loss. A medallion signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker-dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide medallion signature guarantees. Joint account owners need only provide a medallion signature guarantee for one of the account's registered owners.

Redemptions Through Third Parties. If you purchased or hold Fund shares through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve the firm's own redemption minimums, services fees or other requirements, which may be different from those described here. Under certain circumstances, a Fund may assist a third party in the collection of any such fees.

Redemptions Through the Exchange Privilege. You may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cut-off time in order be effected at the two funds' respective NAVs on that day. Exchange requests received after the cut-off time of either fund will be effected on the next day on which the Funds' NAV is calculated.

13

your account

Exchanges are available by telephone if you completed the "Redemptions and Exchanges by Telephone" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

An exchange of the shares of one fund for the shares of another fund is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some financial intermediaries, and some financial intermediaries may impose additional or different conditions on exchanges by their clients. The exchange privilege may be modified or terminated at any time.

Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Funds may change or discontinue the exchange privilege at any time.

Redemptions in Kind. If the amount of a redemption request is large enough to affect a Fund's operations (for example, if the request is greater than $250,000 or 1% of the Fund's NAV), the Fund reserves the right to make payment in liquid portfolio securities rather than in cash ("redemption in kind"), without notice. A shareholder may incur transaction expenses in converting the securities received into cash, as well as taxes on any capital gain from the sale as with any redemption.

Minimum Balance Requirement. Because of the expenses of maintaining shareholder accounts, if your account, other than an IRA, has an average monthly account balance of less $1,000, and there has been no shareholder activity in the account for the past 12 months, the Funds may, after 30 days notice, charge a monthly Low Balance Fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some financial intermediaries may establish different minimum balances and fee amounts.

Frequent Purchases and Redemptions

Each Fund is designed as an investment vehicle for short-term cash management and is intended to provide liquidity to shareholders. Purchases or sales of shares of the Funds, and exchanges between funds in the Reserve family of funds, should not be used to exploit short-term swings in the market. Frequent purchases and sales of Fund shares by investors may increase fund expenses and necessitate changes in portfolio management strategies. RMCI does not monitor or limit short-term trading activity in the Fund regardless of frequency. Accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the Fund reserves the right to and may reject or cancel a purchase or exchange order for any reason, including if, in RMCI's opinion, there appears to be a pattern of excessive trading by an investor in other funds in the Reserve family of funds. The Fund or an authorized financial intermediary, as the case may be, will provide notification of such a rejection or cancellation within one business day of the placement of the order. The Funds may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders, although it is the Funds' intention to do so. Any limitations on a shareholder's ability to exchange shares will not affect such shareholder's ability to redeem his or her shares.

14

shareholder services

Shareholder Services

The Funds offer a variety of account services to make it more convenient to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call us at 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our website at www.TheR.com. The following account services are available to investors who hold their shares directly through The Reserve. These services may not be available through financial intermediaries, who may offer different services. If you are purchasing or if you hold your Fund shares through a financial intermediary, please consult a representative of the intermediary regarding what account services are available.

Reserve Easy Access.SM Easy Access is The Reserve's 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions.

Reserve Online Access.SM You may access your account activity for the previous six months, current price information and other information through Online Access at www.TheR.com. You must call The Reserve at 800-637-1700 to activate Online Access.

Shareholder Communications. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Funds immediately. Failure to do so could result in the shareholder suffering a loss.

Additionally, shareholders receive an Annual Report, containing audited financial statements, and an unaudited Semi-Annual Report. Duplicate copies of shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report, will not be sent to related accounts at a common address, unless we receive instructions to the contrary from you. Shareholders who are clients of some financial intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. If you would like to receive additional copies of these materials, please contact the Funds or the financial intermediary through which you purchased your Fund shares.

Special Services. The Funds may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but not limited to, providing copies of shareholder checks and account statements from past periods, stop payment orders, and special research services.

Stop Payments. Each Fund will honor stop payment requests on unpaid shareholder checks provided that it is advised of the correct check number, payee, check amount and date. Stop payment requests received by a Fund by the cut-off time will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

Reserve Automatic Asset-Builder Plan.SM The Asset Builder Plan enables you to make automatic share purchases by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account.

Reserve Automatic Transfer Plan.SM With the Automatic Transfer Plan, you may make free automatic transfers from your Fund account to the eligible checking, NOW or bank money market deposit account that you designate. You may choose to have dividends or distributions transferred to your designated account on a monthly basis or to have a specific dollar amount transferred to your designated account on a monthly, quarterly or annual basis. There is a $25 minimum amount for these transfers. You may also have amounts transferred to your designated account from telephone redemptions of

15

shareholder services

$100 and over. To be eligible for these services, you must have an account with a balance of at least $5,000, and submit an Automatic Transfer Plan application to the Fund.

Reserve Cash Performance Account.SM The Reserve Cash Performance Account (Reserve CPA®) offers a comprehensive package of services, including unlimited, no-minimum checking, and detailed monthly statements. A Visa Gold Check Card (with ATM access) and the Reserve Airline Rewards Program are available for an annual fee. There is no monthly fee, but a $1,000 minimum is required to open a Reserve CPA account.

Reserve Cash Performance Plus.SM The Reserve CPA "Plus"® (CPA+) offers all of the services included with the CPA account, plus a year-end summary statement and a free Visa Platinum Check Card (with ATM access). The Reserve Airline Rewards Program is available for an annual fee. There is a monthly fee of $5 and a $5,000 minimum is required to open a CPA+ account.

Reserve eChecking.® Reserve eChecking is another way you can make redemptions from your account through check writing privileges. Reserve eChecking is an online bill payment service, which provides the ability to pay bills and more with point-and-click convenience. You will be charged a fee, currently $4.95 per month, for unlimited transactions.

Individual Retirement Accounts. You may use a Fund as an investment for an Individual Retirement Account (IRA). For more information call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our website at www.TheR.com for an IRA Account Application.

Reserve eDelivery.SM The Funds may provide electronic delivery of this Prospectus and other shareholder communications by eDelivery. In order to receive this service, you must register your account and provide us with e-mail information. Please call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day for more information or enroll online at www.TheR.com/eDelivery. You must provide a verifiable e-mail address to enroll. Reserve eDelivery may not be available if you hold your Fund shares through a broker-dealer or other financial intermediary. Contact a representative of the financial intermediary for more information.

Shareholder Service Policies. The Funds' policies concerning the account services are subject to change from time to time. The Funds reserve the right to increase the minimum initial investment amount and to change the minimum account size subject to a Low Balance Fee or involuntary redemption. The Funds further reserve the right to impose service charges for other special services provided to individual shareholders including, but not limited to, fees for returned checks, stop payment orders on checks, and special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

16

dividends & taxes

Dividends & Taxes

The following discussion is intended as general information only; it is not a complete analysis of the federal tax implications of an investment in a fund. Because each person's tax situation is unique, you should consult your own tax adviser(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. If you invest through a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends and distributions paid by a Fund until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser. The applicable tax laws affecting a Fund and its shareholders are subject to change, including retroactive change.

The Funds declare dividend distributions daily and pay them monthly. The dividend distribution will include the net investment income and could at times include amounts of realized short-term capital gains, if any, on securities holdings and other Fund assets. The Funds anticipate that most of their dividends will consist of interest income, and that capital gains, if any, will be primarily short-term capital gains. Over the course of the year, substantially all of a Fund's net investment income and net short-term capital gains will be declared as dividends. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

Each Fund intends to maintain its status as a regulated investment company for federal income tax purposes, so that a Fund will not be liable for federal income taxes on the amounts distributed to shareholders. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes.

The tax rate on certain dividend income and long-term capital gains is reduced under current law through 2010. However, to the extent each Fund's distributions are derived from taxable income on short-term debt securities and short-term capital gains, a Fund's distributions will not be eligible for this reduced tax rate. Distributions of any long-term capital gains earned by the Fund would be taxable to you as a long-term capital gains, regardless of how long you have held your Fund shares.

All distributions are paid in the form of additional shares, unless you have requested that they be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Funds. Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares.

If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and may recognize gain or loss on the transaction. Such gain or loss will generally be capital gain or loss, if any, which will be subject to the rules on long-term capital gains and losses to the extent you have held your shares for more than one year. Because each Fund seeks to maintain a stable $1.00 NAV, you are not likely to recognize a gain or loss on the redemption or exchange of shares.

Dividends of the Primary Fund will generally be taxed as ordinary income, although a Fund may also distribute amounts taxable as capital gains.

After the end of each year, each Fund will provide you with information about the dividends and distributions you received. If you do not provide a Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your dividends, distributions and redemption proceeds.

If you hold shares of the Interstate Tax-Exempt Fund investing in a state other than your state of residence, dividends received generally will be subject to state and, where applicable, local personal income tax. Capital gain distributions may be subject to the income tax of the specific state.

There is the possibility that events occurring after the date of issuance of a security, or after Interstate Tax-Exempt Fund's acquisition of a security, may result in a determination that the interest on that security is, in fact, includible in gross income for federal income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

17

dividends & taxes

Individual and corporate investors in the Funds may be subject to the federal alternative minimum tax (AMT) with respect to distributions that are attributable to income from investments by the Funds in private activity bonds. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income.

It is each Fund's intention to distribute substantially all of its net investment income. At times a portion of a Fund's daily dividend distribution may come from net realized short-term capital gains or other Fund assets. If, for any distribution, a Fund's net investment income and net realized short-term capital gain are less than the amount of the distribution, the differences could result in a return of capital to investors for tax purposes. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a Fund.

18

financial highlights

Financial Highlights

The Financial Highlights tables below are intended to help you understand each Fund's financial performance for the periods indicated. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the respective Fund (assuming reinvestment of all dividends). The information for 2006 and 2007 has been audited by KPMG LLP, whose report, along with each Fund's financial statements, are included in the Funds' Annual Reports, which are available upon request by calling 800-637-1700. For all periods ending on or before May 31, 2005, the information provided was audited by another auditor.

	Class Treasurer's Trust
Primary Fund	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0473	0.0349	0.0140	0.0050	0.0105
Dividends from net investment income	(0.0473)	(0.0349)	(0.0140)	(0.0050)	(0.0105)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.84%	3.55%	1.42%	0.50%	1.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$1,238.1	$1,004.8	$609.7	$443.7	$497.4
Ratio of expenses to average net assets, before fee waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Ratios of expenses to average net assets, net of fee waivers	0.60%	0.60%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.73%	3.57%	1.49%	0.50%	1.04%
	Class Treasurer's Trust
Interstate Tax-Exempt Fund	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0299	0.0222	0.0109	0.0040	0.0074
Dividends from net investment income	(0.0299)	(0.0222)	(0.0109)	(0.0040)	(0.0074)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.04%	2.25%	1.10%	0.40%	0.74%
Ratios/Supplemental Data
Net assets end of year (millions)	$96.7	$40.7	$48.7	$22.5	$29.2
Ratio of expenses to average net assets, before fee waivers	0.61%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets net of fee waivers	0.60%	0.60%	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.01%	2.25%	1.24%	0.37%	0.71%

  (b)  As there were no fee waivers during the period, this is not applicable.

19

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privacy policy

PROTECTING YOUR PRIVACY AT THE RESERVE*

Protecting Customer Information: Keeping your personal information secure is important to us at The Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

The Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

Who is covered by our Privacy Policy: This Privacy Policy applies to all current and former customers of The Reserve. Customers who receive information from The Reserve through the Internet are covered by The Reserve's Internet Security Statement, which is posted on our website at www.TheR.com. The site also contains links to unaffiliated websites. The Reserve is not responsible for the privacy practices or the content of such other websites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.TheR.com. You will be notified of any major change to the Privacy Policy.

Types of Information We Collect From our Customers:

•  Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

•  Information about your Reserve account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Reserve and others.

•  Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•  If you visit our website, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our website keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring website (if any) and other parameters in the URL. We use this data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our website at www.TheR.com for more information.

•  If you utilize The Reserve's online services, we retain your user ID and password and information about your use of our website so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

(i)

privacy policy

Use of Information: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. The Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

•  Legal and Routine Business Reasons. The Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve, such as printing statements, checks, etc.

•  Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by The Reserve to market The Reserve products and services exclusively, except for information about customers in our Cash Sweep program.

•  Sharing Information within The Reserve. The Reserve and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

Questions: If you have any questions, please call our Institutional Sales Department between the hours of 8:00 a.m. and 5:00 p.m. Eastern Time or send a letter to The Reserve, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701.

We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@TheR.com or call us at 800-637-1700 and press "0".

Options relating to disclosure of personal information: We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@TheR.com or call us at 800-637-1700 and press "0". If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our website.

Ways you can protect your privacy:

Here are some measures to take to help prevent theft of your identity:

•  Do not share your account information, including personal or secret codes or passwords, with others.

•  Never provide confidential information to unknown callers.

•  Protect your account records including all statements and receipts.

•  Use a secure browser when doing business on the Internet, and exit online applications when finished.

(ii)

privacy policy

If you believe you may be a victim of identity theft, you should:

•  Contact The Reserve customer service immediately.

•  Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

•  File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

•  Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

*  All references in this notice to "The Reserve" or "Reserve" include the Reserve family of funds, Reserve Management Corporation, Reserve Management Company, Inc., or Resrv Partners, Inc., member FINRA.

(iii)

This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is incorporated by reference into this Prospectus. Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-Annual Reports. Each Fund's Annual and Semi-Annual Reports list the Fund's holdings, describe Fund performance, and include other information about the Fund's investments. You may obtain these documents without charge, make inquiries or request other information about the Funds by calling The Reserve toll free at 800-637-1700. You may also obtain these documents and the SAI from the Funds' website at www.TheR.com or by writing to The Reserve, 1250 Broadway, New York NY 10001-3701.

Information about each Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 1-202-551-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investors are advised to read and retain
this Prospectus for future reference.

719 Griswold St., Ste. 1700
Detroit, MI 48226-3274

General Information and 24-Hour Yield and Balance Information 800-637-1700 • www.TheR.com

Distributor—Resrv Partners, Inc.
RF/HRBFA-TT 12/07

Investment Company Act File Numbers:

The Reserve Funds
811-2033

Reserve Municipal Money-Market Trust II
811-3696

money market funds

offered by The Reserve

Class Treasurer's Trust:

Primary Fund
Interstate Tax-Exempt Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(This page has been left blank intentionally.)

719 Griswold St., Ste. 1700
Detroit MI 48226-3318

PROSPECTUS
ENCLOSED

money market funds

offered by The Reserve

Class Treasurer's Trust:

Primary Fund
Interstate Tax-Exempt Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.